     As filed with the Securities and Exchange Commission on April 22, 2002.
                                                               File No. 33-28551

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 19 TO
                                  THE FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Variable Account C of Fortis Benefits Insurance
     Company

B.   Name of depositor: Fortis Benefits Insurance Company

C.   Complete address of depositor's principal executive offices:

     500 Bielenberg Drive
     Woodbury, Minnesota 55125

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life Insurance Company
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X   on May 1, 2002 pursuant to paragraph (b) of Rule 485
     ---
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
          on __________, 2002 pursuant to paragraph (a)(1) of Rule 485
     ---
          this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                                     PART I

                             PROSPECTUS SUPPLEMENT
                                  MAY 1, 2002
                                      FOR
                            HARMONY INVESTMENT LIFE
                        FORTIS WALL STREET SERIES VUL220
                        FORTIS WALL STREET SERIES VUL500
                                   ISSUED BY
                       FORTIS BENEFITS INSURANCE COMPANY

                                   ISSUED BY:
                       FORTIS BENEFITS INSURANCE COMPANY
                                 P.O. BOX 64272
                           ST. PAUL, MINNESOTA 55164
                                STREET ADDRESS:
                              500 BIELENBERG DRIVE
                               WOODBURY, MN 55125

                                ADMINISTERED BY:
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 5085
                        HARTFORD, CONNECTICUT 06102-5085

PROSPECTUS SUPPLEMENT DATED MAY 1, 2002



This Supplement updates certain information contained in the following prospectuses for product issued by Fortis Benefits Insurance Company:


- Harmony Investment Life dated May 1, 1995, as previously supplemented

- Fortis Wall Street Series VUL220 dated May 1, 1999, as previously supplemented

- Fortis Wall Street Series VUL500 dated May 1, 1999, as previously supplemented


Please read this Supplement carefully. You should attach this Supplement to the Prospectuses, which are hereby incorporated by reference, and retain them for future reference.


You can invest in the following variable investment options. You may change your selection from time to time.

HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT (formerly Money Market Series) which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT (formerly U.S. Government Securities Series) which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.
S. Government Securities Series of Fortis Series Fund, Inc.)

HARTFORD BOND HLS FUND SUB-ACCOUNT (formerly Diversified Income Series) which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

HARTFORD MULTISECTOR BOND HLS FUND SUB-ACCOUNT (formerly AIM -- Multisector Bond Series) which purchases Class IA shares of Hartford Multisector Bond HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Multisector Bond Series of Fortis Series Fund, Inc.)

HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT (formerly High Yield Series) which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

HARTFORD INTERNATIONAL STOCK II HLS FUND SUB-ACCOUNT (formerly T. Rowe Price -- International Stock Series II) which purchases Class IA shares of Hartford International Stock II HLS Fund of Hartford HLS Series Fund II, Inc. (formerly International Stock Series II of Fortis Series Fund, Inc.)

HARTFORD INTERNATIONAL STOCK HLS FUND SUB-ACCOUNT (formerly Lazard Freres -- International Stock Series) which purchases Class IA shares of Hartford International Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly International Stock Series of Fortis Series Fund, Inc.)

HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT (formerly Global Growth Series) which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

HARTFORD GLOBAL EQUITY HLS FUND SUB-ACCOUNT (formerly MFS -- Global Equity Series) which purchases Class IA shares of Hartford Global Equity HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Global Equity Series of Fortis Series Fund, Inc.)

HARTFORD ADVISERS HLS FUND SUB-ACCOUNT (formerly Asset Allocation Series) which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

HARTFORD AMERICAN LEADERS HLS FUND SUB-ACCOUNT (formerly Federated -- American Leaders Series) which purchases Class IA shares of Hartford American Leaders HLS Fund of Hartford HLS Series Fund II, Inc. (formerly American Leaders Series of Fortis Series Fund, Inc.)

HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly Value Series) which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

HARTFORD CAPITAL OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly MFS -- Capital Opportunities Series) which purchases Class IA shares of Hartford Capital Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Capital Opportunities Series of Fortis Series Fund, Inc.)

HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT (formerly Growth & Income Series) which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford HLS Series Fund II, Inc.

HARTFORD INDEX HLS FUND SUB-ACCOUNT (formerly S&P 500 Index Series) which purchases Class IA shares of Hartford Index HLS Fund, Inc.

HARTFORD BLUE CHIP STOCK HLS FUND SUB-ACCOUNT (formerly T. Rowe Price -- Blue Chip Stock Series) which purchases Class IA shares of Hartford Blue Chip Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Blue Chip Stock
Series of Fortis Series Fund, Inc.)

HARTFORD BLUE CHIP STOCK II HLS FUND SUB-ACCOUNT (formerly AIM -- Blue Chip Stock Series II) which purchases Class IA shares of Hartford Blue Chip Stock II HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Blue Chip Stock
Series II of Fortis Series Fund, Inc.)

HARTFORD LARGE CAP GROWTH HLS FUND SUB-ACCOUNT (formerly Alliance -- Large Cap Growth Series) which purchases Class IA shares of Hartford Large Cap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Large Cap Growth Series of Fortis Series Fund, Inc.)

HARTFORD INVESTORS GROWTH HLS FUND SUB-ACCOUNT (formerly MFS -- Investors Growth Series) which purchases Class IA shares of Hartford Investors Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Investors Growth Series of Fortis Series Fund, Inc.)

HARTFORD MID CAP STOCK HLS FUND SUB-ACCOUNT (formerly Dreyfus -- Mid Cap Stock Series) which purchases Class IA shares of Hartford Mid Cap Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Mid Cap Stock Series of Fortis Series Fund, Inc.)

HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly Growth Stock Series) which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

HARTFORD SMALL CAP VALUE HLS FUND SUB-ACCOUNT (formerly Berger -- Small Cap Value Series) which purchases Class IA shares of Hartford Small Cap Value HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Small Cap Value Series of Fortis Series Fund, Inc.)

HARTFORD SMALL CAP GROWTH HLS FUND SUB-ACCOUNT (formerly Aggressive Growth Series) which purchases Class IA shares of Hartford Small Cap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                TOTAL FUND
                                                                                   OTHER        OPERATING
                                                              MANAGEMENT FEES    EXPENSES        EXPENSES
------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%           0.03%          0.48%
------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                       0.47%           0.04%          0.51%
------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.48%           0.03%          0.51%
------------------------------------------------------------------------------------------------------------
Hartford Multisector Bond HLS Fund                                 0.75%           0.11%          0.86%
------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.77%           0.04%          0.81%
------------------------------------------------------------------------------------------------------------
Hartford International Stock II HLS Fund                           0.90%           0.14%          1.04%
------------------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund                              0.84%           0.10%          0.94%
------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%           0.07%          0.81%
------------------------------------------------------------------------------------------------------------
Hartford Global Equity HLS Fund                                    1.00%           0.39%          1.39%
------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%           0.03%          0.66%
------------------------------------------------------------------------------------------------------------
Hartford American Leaders HLS Fund                                 0.90%           0.15%          1.05%
------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                              0.68%           0.05%          0.73%
------------------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund                            0.90%           0.26%          1.16%
------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.75%           0.04%          0.79%
------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%           0.03%          0.43%
------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund                                  0.87%           0.05%          0.92%
------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock II HLS Fund                               0.95%           0.15%          1.10%
------------------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund                                 0.90%           0.05%          0.95%
------------------------------------------------------------------------------------------------------------
Hartford Investors Growth HLS Fund                                 0.90%           0.61%          1.51%
------------------------------------------------------------------------------------------------------------
Hartford MidCap Stock HLS Fund                                     0.90%           0.12%          1.02%
------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                             0.61%           0.04%          0.65%
------------------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund                                  0.89%           0.07%          0.96%
------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                                 0.63%           0.05%          0.68%
------------------------------------------------------------------------------------------------------------

The investment goals for each of the Funds are as follows:

HARTFORD MONEY MARKET HLS FUND (formerly Money Market Series) -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing a high level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD BOND HLS FUND (formerly Diversified Income Series) -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD MULTISECTOR BOND HLS FUND (formerly Multisector Bond Series) -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Sub-advised by A I M Capital Management, Inc.

HARTFORD HIGH YIELD HLS FUND (formerly High Yield Series) -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL STOCK II HLS FUND (formerly International Stock
Series II) -- Seeks long-term growth of capital. Sub-advised by T. Rowe Price International, Inc.

HARTFORD INTERNATIONAL STOCK HLS FUND (formerly International Stock
Series) -- Seeks long-term capital appreciation. Sub-advised by Lazard Asset Management.

HARTFORD GLOBAL LEADERS HLS FUND (formerly Global Growth Series) -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL EQUITY HLS FUND (formerly Global Equity Series) -- Seeks capital appreciation. Sub-advised by Massachusetts Financial Services Company.

HARTFORD ADVISERS HLS FUND (formerly Asset Allocation Series) -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD AMERICAN LEADERS HLS FUND (formerly American Leaders Series) -- Seeks long-term growth of capital. The secondary objective is to provide income. Sub-advised by Federated Investment Management Company.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks short and long term capital appreciation. Sub-advised by Wellington.

HARTFORD CAPITAL OPPORTUNITIES HLS FUND (formerly Capital Opportunities Series) -- Seeks capital appreciation. Sub-advised by Massachusetts Financial Services, Inc.

HARTFORD GROWTH AND INCOME HLS FUND (formerly Growth & Income Series) -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND (formerly S&P 500 Index) -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD BLUE CHIP STOCK HLS FUND (formerly Blue Chip Stock Series) -- Seeks long-term growth of capital. Current income is a secondary objective. Sub-advised by T. Rowe Price Associates, Inc.

HARTFORD BLUE CHIP STOCK II HLS FUND (formerly Blue Chip Stock
Series II) -- Seeks long-term growth of capital with a secondary objective of current income. Sub-advised by AIM Capital Management, Inc.

HARTFORD LARGE CAP GROWTH HLS FUND (formerly Large Cap Growth Series) -- Seeks long-term growth of capital. Sub-advised by Alliance Capital Management Company.

HARTFORD INVESTORS GROWTH HLS FUND (formerly Investors Growth Series) -- Seeks to provide long-term growth of capital and future income rather than current income. Sub-advised by Massachusetts Financial Services Company.

HARTFORD MID CAP STOCK HLS FUND (formerly Mid Cap Stock Series) -- Seeks total investment returns, including capital appreciation and income that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap"). Sub-advised by The Dreyfus Corporation.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks long-term capital appreciation. Sub-advised by Wellington.

HARTFORD SMALL CAP VALUE HLS FUND (formerly Small Cap Value Series) -- Seeks capital appreciation. Sub-advised by Berger, LLC.

HARTFORD SMALL CAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington.

International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

INVESTMENT ADVISORS

Hartford HLS Funds are sponsored and administered by Hartford. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Index HLS Fund and Hartford Money Market HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an as an open-end management investment company. Hartford High Yield HLS Fund, Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are series of Hartford Series Fund, Inc.

Hartford HLS Series Fund II, Inc. is a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford U.S. Government Securities HLS Fund, Hartford Multisector Bond HLS Fund, Hartford International Stock HLS Fund, Hartford International Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford American Leaders HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Large Cap Growth HLS Fund, Hartford Investors Growth HLS Fund, Hartford Mid Cap Stock HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Small Cap Value HLS Fund and Hartford Small Cap Growth HLS Fund are series of the Hartford HLS Series Fund II, Inc., formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, U.S. Government Securities Series, Multisector Bond Series, High Yield Series, International Stock Series, International Stock Series II, Global Growth Series, Global Equity Series, American Leaders Series, Value Series, Capital Opportunities Series, Growth & Income Series, Blue Chip Stock, Blue Chip Stock Series II, Large Cap Growth Series, Investors Growth Series, Mid Cap Stock Series, Growth Stock Series, Small Cap Value Series and Aggressive Growth Series.

HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to the Funds.

Hartford Global Leaders HLS Fund, Hartford Advisers HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth Opportunities HLS Fund, and Hartford Small Cap Growth HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").

Hartford Money Market HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Bond HLS Fund, Hartford High Yield HLS Fund, and Hartford Index HLS Fund are sub-advised by Hartford Investment Management Company ("HIMCO").

Hartford Multisector Bond HLS Fund and Hartford Blue Chip Stock II HLS Fund are sub-advised by A I M Capital Management, Inc.

Hartford International Stock HLS Fund is sub-advised by Lazard Asset Management.

Hartford International Stock II HLS Fund is sub-advised by T. Rowe Price International, Inc.

Hartford Blue Chip Stock HLS Fund is sub-advised by T. Rowe Price
Associates, Inc.

Hartford Global Equity HLS Fund, Hartford Capital Opportunities HLS Fund and Hartford Investors Growth HLS Fund are sub-advised by Massachusetts Financial Services Company.

Hartford Large Cap Growth HLS Fund is sub-advised by Alliance Capital Management L.P.

Hartford Mid Cap Stock HLS Fund is sub-advised by The Dreyfus Corporation.

Hartford Small Cap Value HLS Fund is sub-advised by Berger LLC, which has contracted with Perkins, Wolf, McDonnell & Company to provide day-to-day investment management for the Series.

Hartford American Leaders HLS Fund is sub-advised by Federated Investment Management Company.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

MANAGEMENT

The directors and executive officers of Fortis Benefits are listed below, together with their principal occupations and business experience for the past five years:

OFFICER-DIRECTORS

Robert Brian Pollock(1)   President, Chief Executive
                          Officer

Michael John Peninger(3)  Executive Vice President
                          (President -- Fortis Health)

Benjamin Cutler(4)        Executive Vice President
                          (President -- Group
                          Non-medical

Larry M. Cains(1)         Treasurer

OTHER DIRECTORS

                          Chairman of the Board,
J. Kerry Clayton(1)       Director

Arie Aristide Fakkert(2)  Director

A.W. Feagin(5)            Director

Leslie Silvester(1)       Director

(1) Address: Fortis Inc., One Chase Manhattan, New York, NY 10005.

(2) Address: Fortis, Archmideslaan 6, 3500 GA Utrecht, The Netherlands.

(3) Address: 2323 Grand Avenue, Kansas City, MO 64108.

(4) Address: 515 West Wells, Milwaukee, WI 53201.

(5) Address: 10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328.


FORTIS BENEFITS



We are Fortis Benefits Insurance Company ("Fortis"), a stock life insurance company that was founded in 1910. Fortis is a Minnesota corporation and is qualified to sell life insurance and annuity contracts in all states except New York. Fortis is an indirect, wholly-owned subsidiary of Fortis, Inc. which is itself indirectly owned 50% by Fortis (NL) N.V. and 50% by Fortis (B). Fortis, Inc. manages the United States operations for these two companies.



Fortis (NL) N.V. of the Netherlands and Fortis (B) of Belgium, are diversified financial services companies. Fortis (NL) N.V. and Fortis (B) have merged their operating companies under the trade name of Fortis.



Effective April 1, 2001, Fortis Benefits contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford L&A"), a subsidiary of The Hartford Financial Services Group. Although Fortis Benefits remains responsible for all contract terms and conditions,

Hartford L&A is responsible for servicing the contracts, including the payment of benefits, oversight of investment management (i.e., the available investment portfolios) and overall contract administration. This was part of a larger transaction whereby Hartford L&A reinsured all of the individual life insurance and annuity business of Fortis Benefits.


                                FORTIS' RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              9/26/01          A      Financial strength
--------------------------------------------------------------------------------
                                                    Financial security
 Standard & Poor's          9/20/01         AA-     characteristics
--------------------------------------------------------------------------------

These ratings apply to Fortis' ability to meet its obligations under the Policies. The ratings do not apply to the Separate Account or the underlying Funds.

INDEPENDENT AUDITORS


The audited statements of assets and liabilities of Fortis Benefits Insurance Company Variable Account C as of December 31, 2001 and the related audited statements of operations and changes in net assets for the period then ended, included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and were included herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



The audited financial statements for Fortis Benefits Insurance Company at December 31, 2001 and 2000 and for the years then ended and the audited statements of changes in net assets of Fortis Benefits Insurance Company Variable Account C for the year ended December 31, 2000 included in this registration statement have been audited by PricewaterhouseCoopers LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.



Ernst & Young LLP, independent auditors, have audited our Fortis Benefits Insurance Company financial statements for the year ended December 31, 1999, and the statement of operations and changes in net assets of Fortis Benefits Insurance Company Variable Account C for the year ended December 31, 1999, as set forth in their report. We've included these financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 220 South Sixth Street, Suite 140, Minneapolis, Minnesota 55402.


FINANCIAL STATEMENTS

The financial statements of Fortis Benefits and Variable Account C included in the Supplement should be considered only as bearing upon the ability of Fortis Benefits to meet its obligations under the Policies. Fortis generally reinsures risks for non-group insurance in excess of $500,000 per insured with other insurance companies. See Notes to Fortis Financial Statements.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO FORTIS BENEFITS INSURANCE COMPANY
VARIABLE ACCOUNT C AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Fortis Benefits Insurance Company Variable Account C (Fortis Series Fund, Inc. Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, International Stock II, Multisector Bond, International Stock, Value, S&P 500 Index, Blue Chip Stock, Mid Cap Stock, Large Cap Growth, Small Cap Value, Global Equity, Investors Growth, Blue Chip II, Capital Opportunities, American Leaders subaccounts; (collectively, the Account), as of December 31, 2001, and the related statements of operations and the statement of changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Fortis Benefits Insurance Company Variable Account C as of December 31, 2000 and 1999, were audited by other auditors whose reports dated April 6, 2001, and March 29, 2000 expressed unqualified opinions on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations and the changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
March 20, 2002                                               ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO FORTIS BENEFITS INSURANCE COMPANY AND POLICYOWNERS
OF FORTIS BENEFITS INSURANCE COMPANY VARIABLE ACCOUNT C:

In our opinion, the accompanying statement of net assets and the related combined and separate statements of operations and changes in net assets present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company Variable Account C, comprised of the Fortis
Series Fund, Inc. Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, International Stock II (formerly Global Asset Allocation), Multisector Bond (formerly Global Bond), International Stock, Value, S & P 500, Blue Chip Stock, Mid Cap Stock, Large Cap Growth, Small Cap Value, American Leaders, Blue Chip II, Capital Opportunities, Global Equity, and Investors Growth Subaccounts thereof at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the year or period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fortis Benefits Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial statements of the Fortis Benefits Insurance Company Variable Account C as of December 31, 1999, and for the year then ended were audited by other independent accountants whose report dated March 29, 2000, expressed an unqualified opinion on those statements.

April 6, 2001                                     /s/ PRICEWATERHOUSECOOPERS LLP

_____________________________________ SA-2 _____________________________________

 REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
BOARD OF DIRECTORS
FORTIS BENEFITS INSURANCE COMPANY

We have audited the accompanying individual and combined statement of operations and changes in net assets of the segregated subaccounts of Fortis Benefits Insurance Company Variable Account C (comprised of, the Fortis
Series Fund, Inc.'s Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth,
Growth & Income, High Yield, Global Asset Allocation, Global Bond, International Stock, Value, S & P 500, Blue Chip Stock, Mid Cap Stock, Large Cap Growth and Small Cap Value Subaccounts) for the period ended December 31, 1999. These financial statements are the responsibility of the management of Fortis Benefits Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of each individual and combined portfolio of subaccounts of Fortis Benefits Insurance Company Variable Account C for the period described above, in conformity with accounting principles generally accepted in the United States.

Minneapolis, Minnesota
March 29, 2000                                                 /s/ ERNST & YOUNG

_____________________________________ SA-3 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Growth Stock Series
    Shares 11,482,188
    Cost $333,878,287
      Market Value.......    $260,201,303          --                   --
    Fortis
     Series Fund -- U.S.
     Gov't Securities
     Series
    Shares 1,506,288
    Cost $15,944,368
      Market Value.......        --              $16,253,748            --
    Fortis
     Series Fund -- Money
     Market Series
    Shares 1,655,262
    Cost $18,805,296
      Market Value.......        --                --                $18,587,103
    Fortis
     Series Fund -- Asset
     Allocation Series
    Shares 4,314,765
    Cost $74,035,162
      Market Value.......        --                --                   --
    Fortis
     Series Fund --
     Diversified Income
     Series
    Shares 910,544
    Cost $10,163,284
      Market Value.......        --                --                   --
    Fortis
     Series Fund --
     Global Growth Series
    Shares 4,940,255
    Cost $96,766,923
      Market Value.......        --                --                   --
    Fortis
     Series Fund --
     Aggressive Growth
     Series
    Shares 5,814,610
    Cost $118,244,642
      Market Value.......        --                --                   --
    Fortis
     Series Fund --
     Growth & Income
     Series
    Shares 2,641,966
    Cost $46,991,775
      Market Value.......        --                --                   --
    Fortis
     Series Fund -- High
     Yield Series
    Shares 954,205
    Cost $8,454,672
      Market Value.......        --                --                   --
    Fortis
     Series Fund --
     International Stock
     Series II
    Shares 818,081
    Cost $9,957,688
      Market Value.......        --                --                   --
  Other Assets...........        --                        4            --
                             ------------        -----------         -----------
  Total Assets...........     260,201,303         16,253,752          18,587,103
                             ------------        -----------         -----------
LIABILITIES:
  Other Liabilities......             294          --                         25
                             ------------        -----------         -----------
  Net Assets (variable
   life contract
   liabilities)..........    $260,201,009        $16,253,752         $18,587,078
                             ============        ===========         ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............        --                --                   --
  Net Assets (variable
   life contract
   liabilities)..........    $260,201,009        $16,253,752         $18,587,078
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       8,482,668            923,043           1,351,148
  Unit Values*...........    $  30.674430        $ 17.608886         $ 13.756513

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             FORTIS SERIES        FORTIS SERIES       FORTIS SERIES       FORTIS SERIES          FORTIS SERIES
                             FUND -- ASSET     FUND -- DIVERSIFIED    FUND -- GLOBAL    FUND -- AGGRESSIVE     FUND -- GROWTH &
                           ALLOCATION SERIES      INCOME SERIES       GROWTH SERIES       GROWTH SERIES          INCOME SERIES
                           -----------------  ---------------------  ----------------  --------------------  ---------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Growth Stock Series
    Shares 11,482,188
    Cost $333,878,287
      Market Value.......        --                  --                   --                 --                     --
    Fortis
     Series Fund -- U.S.
     Gov't Securities
     Series
    Shares 1,506,288
    Cost $15,944,368
      Market Value.......        --                  --                   --                 --                     --
    Fortis
     Series Fund -- Money
     Market Series
    Shares 1,655,262
    Cost $18,805,296
      Market Value.......        --                  --                   --                 --                     --
    Fortis
     Series Fund -- Asset
     Allocation Series
    Shares 4,314,765
    Cost $74,035,162
      Market Value.......     $67,920,007            --                   --                 --                     --
    Fortis
     Series Fund --
     Diversified Income
     Series
    Shares 910,544
    Cost $10,163,284
      Market Value.......        --                $ 9,681,634            --                 --                     --
    Fortis
     Series Fund --
     Global Growth Series
    Shares 4,940,255
    Cost $96,766,923
      Market Value.......        --                  --                $89,797,037           --                     --
    Fortis
     Series Fund --
     Aggressive Growth
     Series
    Shares 5,814,610
    Cost $118,244,642
      Market Value.......        --                  --                   --               $95,571,251              --
    Fortis
     Series Fund --
     Growth & Income
     Series
    Shares 2,641,966
    Cost $46,991,775
      Market Value.......        --                  --                   --                 --                   $43,009,085
    Fortis
     Series Fund -- High
     Yield Series
    Shares 954,205
    Cost $8,454,672
      Market Value.......        --                  --                   --                 --                     --
    Fortis
     Series Fund --
     International Stock
     Series II
    Shares 818,081
    Cost $9,957,688
      Market Value.......        --                  --                   --                 --                     --
  Other Assets...........        --                          5            --                 --                     --
                              -----------          -----------         -----------         -----------            -----------
  Total Assets...........      67,920,007            9,681,639          89,797,037          95,571,251             43,009,085
                              -----------          -----------         -----------         -----------            -----------
LIABILITIES:
  Other Liabilities......               2            --                         73                 234                     64
                              -----------          -----------         -----------         -----------            -----------
  Net Assets (variable
   life contract
   liabilities)..........     $67,920,005          $ 9,681,639         $89,796,964         $95,571,017            $43,009,021
                              ===========          ===========         ===========         ===========            ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............        --                  --                   --                 --                     --
  Net Assets (variable
   life contract
   liabilities)..........     $67,920,005          $ 9,681,639         $89,796,964         $95,571,017            $43,009,021
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       2,965,634              545,353           4,859,156           4,926,832              2,167,132
  Unit Values*...........     $ 22.902356          $ 17.752976         $ 18.479951         $ 19.398069            $ 19.846057

                                                   FORTIS SERIES
                              FORTIS SERIES           FUND --
                            FUND -- HIGH YIELD     INTERNATIONAL
                                  SERIES          STOCK SERIES II
                           --------------------  ------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Growth Stock Series
    Shares 11,482,188
    Cost $333,878,287
      Market Value.......        --                    --
    Fortis
     Series Fund -- U.S.
     Gov't Securities
     Series
    Shares 1,506,288
    Cost $15,944,368
      Market Value.......        --                    --
    Fortis
     Series Fund -- Money
     Market Series
    Shares 1,655,262
    Cost $18,805,296
      Market Value.......        --                    --
    Fortis
     Series Fund -- Asset
     Allocation Series
    Shares 4,314,765
    Cost $74,035,162
      Market Value.......        --                    --
    Fortis
     Series Fund --
     Diversified Income
     Series
    Shares 910,544
    Cost $10,163,284
      Market Value.......        --                    --
    Fortis
     Series Fund --
     Global Growth Series
    Shares 4,940,255
    Cost $96,766,923
      Market Value.......        --                    --
    Fortis
     Series Fund --
     Aggressive Growth
     Series
    Shares 5,814,610
    Cost $118,244,642
      Market Value.......        --                    --
    Fortis
     Series Fund --
     Growth & Income
     Series
    Shares 2,641,966
    Cost $46,991,775
      Market Value.......        --                    --
    Fortis
     Series Fund -- High
     Yield Series
    Shares 954,205
    Cost $8,454,672
      Market Value.......      $ 6,509,776             --
    Fortis
     Series Fund --
     International Stock
     Series II
    Shares 818,081
    Cost $9,957,688
      Market Value.......        --                 $ 7,160,909
  Other Assets...........                7                   10
                               -----------          -----------
  Total Assets...........        6,509,783            7,160,919
                               -----------          -----------
LIABILITIES:
  Other Liabilities......        --                    --
                               -----------          -----------
  Net Assets (variable
   life contract
   liabilities)..........      $ 6,509,783          $ 7,160,919
                               ===========          ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............        --                    --
  Net Assets (variable
   life contract
   liabilities)..........      $ 6,509,783          $ 7,160,919
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........          576,878              692,998
  Unit Values*...........      $ 11.284501          $ 10.333239

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-5 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --      FORTIS SERIES
                            MULTISECTOR   INTERNATIONAL   FUND -- VALUE
                            BOND SERIES   STOCK SERIES       SERIES
                           -------------  -------------  ---------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Multisector Bond
     Series
    Shares 324,898
    Cost $3,509,559
      Market Value.......   $ 3,601,758        --             --
    Fortis
     Series Fund --
     International Stock
     Series
    Shares 2,766,381
    Cost $8,815,001
      Market Value.......       --         $28,843,679        --
    Fortis
     Series Fund -- Value
     Series
    Shares 1,744,551
    Cost $26,484,240
      Market Value.......       --             --          $25,875,873
    Fortis
     Series Fund -- S&P
     500 Index Series
    Shares 4,188,634
    Cost $76,370,293
      Market Value.......       --             --             --
    Fortis
     Series Fund -- Blue
     Chip Stock Series
    Shares 3,089,639
    Cost $54,787,070
      Market Value.......       --             --             --
    Fortis
     Series Fund -- Mid
     Cap Stock Series
    Shares 932,517
    Cost $9,384,985
      Market Value.......       --             --             --
    Fortis
     Series Fund -- Large
     Cap Growth Series
    Shares 1,738,358
    Cost $22,143,973
      Market Value.......       --             --             --
    Fortis
     Series Fund -- Small
     Cap Value Series
    Shares 1,326,894
    Cost $15,323,638
      Market Value.......       --             --             --
    Fortis
     Series Fund --
     Global Equity Series
    Shares 318,563
    Cost $3,001,599
      Market Value.......       --             --             --
    Fortis
     Series Fund --
     Investors Growth
     Series
    Shares 627,484
    Cost $5,420,986
      Market Value.......       --             --             --
  Other Assets...........       --                  50        --
                            -----------    -----------     -----------
  Total Assets...........     3,601,758     28,843,729      25,875,873
                            -----------    -----------     -----------
LIABILITIES:
  Other Liabilities......       --             --                   38
  Net Assets.............   $ 3,601,758    $28,843,729     $25,875,835
                            ===========    ===========     ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............       --             --             --
  Net Assets (variable
   life contract
   liabilities)..........   $ 3,601,758    $28,843,729     $25,875,835
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       291,908      2,413,170       1,597,355
  Unit Values*...........   $ 12.338684    $ 11.952631     $ 16.199175

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             FORTIS SERIES       FORTIS SERIES       FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES        STOCK SERIES        STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  -------------------  -----------------  -------------------  -------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Multisector Bond
     Series
    Shares 324,898
    Cost $3,509,559
      Market Value.......        --                 --                   --                 --                   --
    Fortis
     Series Fund --
     International Stock
     Series
    Shares 2,766,381
    Cost $8,815,001
      Market Value.......        --                 --                   --                 --                   --
    Fortis
     Series Fund -- Value
     Series
    Shares 1,744,551
    Cost $26,484,240
      Market Value.......        --                 --                   --                 --                   --
    Fortis
     Series Fund -- S&P
     500 Index Series
    Shares 4,188,634
    Cost $76,370,293
      Market Value.......     $71,319,036           --                   --                 --                   --
    Fortis
     Series Fund -- Blue
     Chip Stock Series
    Shares 3,089,639
    Cost $54,787,070
      Market Value.......        --               $51,907,472            --                 --                   --
    Fortis
     Series Fund -- Mid
     Cap Stock Series
    Shares 932,517
    Cost $9,384,985
      Market Value.......        --                 --                $ 9,186,880           --                   --
    Fortis
     Series Fund -- Large
     Cap Growth Series
    Shares 1,738,358
    Cost $22,143,973
      Market Value.......        --                 --                   --               $17,547,856            --
    Fortis
     Series Fund -- Small
     Cap Value Series
    Shares 1,326,894
    Cost $15,323,638
      Market Value.......        --                 --                   --                 --                 $18,848,394
    Fortis
     Series Fund --
     Global Equity Series
    Shares 318,563
    Cost $3,001,599
      Market Value.......        --                 --                   --                 --                   --
    Fortis
     Series Fund --
     Investors Growth
     Series
    Shares 627,484
    Cost $5,420,986
      Market Value.......        --                 --                   --                 --                   --
  Other Assets...........        --                 --                   --                 --                          74
                              -----------         -----------         -----------         -----------          -----------
  Total Assets...........      71,319,036          51,907,472           9,186,880          17,547,856           18,848,468
                              -----------         -----------         -----------         -----------          -----------
LIABILITIES:
  Other Liabilities......             261                 210                  26                  40            --
  Net Assets.............     $71,318,775         $51,907,262         $ 9,186,854         $17,547,816          $18,848,468
                              ===========         ===========         ===========         ===========          ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............        --                 --                   --                 --                   --
  Net Assets (variable
   life contract
   liabilities)..........     $71,318,775         $51,907,262         $ 9,186,854         $17,547,816          $18,848,468
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       4,925,342           3,497,558             824,957           1,935,689            1,164,400
  Unit Values*...........     $ 14.479965         $ 14.841003         $ 11.136155         $  9.065413          $ 16.187273

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES       GROWTH SERIES
                           ----------------  -------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Multisector Bond
     Series
    Shares 324,898
    Cost $3,509,559
      Market Value.......       --                 --
    Fortis
     Series Fund --
     International Stock
     Series
    Shares 2,766,381
    Cost $8,815,001
      Market Value.......       --                 --
    Fortis
     Series Fund -- Value
     Series
    Shares 1,744,551
    Cost $26,484,240
      Market Value.......       --                 --
    Fortis
     Series Fund -- S&P
     500 Index Series
    Shares 4,188,634
    Cost $76,370,293
      Market Value.......       --                 --
    Fortis
     Series Fund -- Blue
     Chip Stock Series
    Shares 3,089,639
    Cost $54,787,070
      Market Value.......       --                 --
    Fortis
     Series Fund -- Mid
     Cap Stock Series
    Shares 932,517
    Cost $9,384,985
      Market Value.......       --                 --
    Fortis
     Series Fund -- Large
     Cap Growth Series
    Shares 1,738,358
    Cost $22,143,973
      Market Value.......       --                 --
    Fortis
     Series Fund -- Small
     Cap Value Series
    Shares 1,326,894
    Cost $15,323,638
      Market Value.......       --                 --
    Fortis
     Series Fund --
     Global Equity Series
    Shares 318,563
    Cost $3,001,599
      Market Value.......    $ 2,740,594           --
    Fortis
     Series Fund --
     Investors Growth
     Series
    Shares 627,484
    Cost $5,420,986
      Market Value.......       --               $ 4,413,851
  Other Assets...........       --                 --
                             -----------         -----------
  Total Assets...........      2,740,594           4,413,851
                             -----------         -----------
LIABILITIES:
  Other Liabilities......       --                 --
  Net Assets.............    $ 2,740,594         $ 4,413,851
                             ===========         ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............      1,033,101             834,121
  Net Assets (variable
   life contract
   liabilities)..........    $ 1,707,493         $ 3,579,730
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........        203,217             532,630
  Unit Values*...........    $  8.402317         $  6.720853

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-7 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                       FORTIS SERIES
                                     FORTIS SERIES    FUND -- CAPITAL     FORTIS SERIES
                                      FUND -- BLUE     OPPORTUNITIES     FUND -- AMERICAN
                                     CHIP II SERIES       SERIES          LEADERS SERIES
                                     --------------  -----------------  ------------------
ASSETS:
  Investments:
    Fortis Series Fund -- Blue Chip
     II Series
    Shares 524,100
    Cost $4,507,993
      Market Value.................    $3,706,121         --                  --
    Fortis Series Fund -- Capital
     Opportunities Series
    Shares 481,385
    Cost $4,374,183
      Market Value.................       --            $3,443,972            --
    Fortis Series Fund -- American
     Leaders Series
    Shares 201,515
    Cost $2,053,594
      Market Value.................       --              --               $ 2,085,805
  Other Assets.....................       --                     6            --
                                       ----------       ----------         -----------
  Total Assets.....................     3,706,121        3,443,978           2,085,805
                                       ----------       ----------         -----------
LIABILITIES:
  Other Liabilities................       --              --                  --
                                       ----------       ----------         -----------
  Net Assets.......................    $3,706,121       $3,443,978         $ 2,085,805
                                       ==========       ==========         ===========
  Net Assets for Fortis Benefits
   Insurance Company...............       554,489          848,349             850,401
  Net Assets (variable life
   contract liabilities)...........    $3,151,632       $2,595,629         $ 1,235,404
VARIABLE UNIVERSAL LIFE CONTRACTS
 IN THE ACCUMULATION PERIOD:
  Units Owned by Participants......       464,078          387,534             123,517
  Unit Values*.....................    $ 6.791165       $ 6.697806         $ 10.001913

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                       This page intentionally left blank

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $  72,563,931         $ 774,330           $ 758,683
EXPENSES:
  Mortality, expense and
   administrative
   charges...............      (2,941,980)         (139,074)           (149,836)
                            -------------         ---------           ---------
    Net investment income
     (loss)..............      69,621,951           635,256             608,847
                            -------------         ---------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (584,898)           72,618              43,813
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (148,936,124)          110,843            (200,765)
                            -------------         ---------           ---------
    Net gain (loss) on
     investments.........    (149,521,022)          183,461            (156,952)
                            -------------         ---------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (79,899,071)        $ 818,717           $ 451,895
                            =============         =========           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                       FORTIS SERIES
                             FORTIS SERIES        FORTIS SERIES       FORTIS SERIES       FUND --         FORTIS SERIES
                             FUND -- ASSET     FUND -- DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &
                           ALLOCATION SERIES      INCOME SERIES       GROWTH SERIES    GROWTH SERIES      INCOME SERIES
                           -----------------  ---------------------  ----------------  -------------  ---------------------
INVESTMENT INCOME:
  Dividends..............    $  8,381,918           $ 731,751          $  5,540,332    $ 11,624,561        $ 3,962,859
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (692,880)            (99,003)           (1,031,653)       (927,879)          (479,075)
                             ------------           ---------          ------------    ------------        -----------
    Net investment income
     (loss)..............       7,689,038             632,748             4,508,679      10,696,682          3,483,784
                             ------------           ---------          ------------    ------------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (56,111)            (74,418)              125,204      (1,042,232)           (46,963)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (13,317,876)            (82,583)          (33,360,702)    (32,628,712)        (8,458,702)
                             ------------           ---------          ------------    ------------        -----------
    Net gain (loss) on
     investments.........     (13,373,987)           (157,001)          (33,235,498)    (33,670,944)        (8,505,665)
                             ------------           ---------          ------------    ------------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ (5,684,949)          $ 475,747          $(28,726,819)   $(22,974,262)       $(5,021,881)
                             ============           =========          ============    ============        ===========

                                                   FORTIS SERIES
                              FORTIS SERIES           FUND --
                            FUND -- HIGH YIELD     INTERNATIONAL
                                  SERIES          STOCK SERIES II
                           --------------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $ 741,937           $  --
EXPENSES:
  Mortality, expense and
   administrative
   charges...............         (64,991)              (76,082)
                                ---------           -----------
    Net investment income
     (loss)..............         676,946               (76,082)
                                ---------           -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (203,065)             (265,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (510,102)           (1,512,086)
                                ---------           -----------
    Net gain (loss) on
     investments.........        (713,167)           (1,778,072)
                                ---------           -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ (36,221)          $(1,854,154)
                                =========           ===========

_____________________________________ SA-11 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --     FORTIS SERIES
                            MULTISECTOR   INTERNATIONAL     FUND --
                            BOND SERIES   STOCK SERIES   VALUE SERIES
                           -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ --         $  2,763,318    $ 3,054,651
EXPENSES:
  Mortality, expense and
   administrative
   charges...............     (31,020)        (320,254)      (238,122)
                             --------     ------------    -----------
    Net investment income
     (loss)..............     (31,020)       2,443,064      2,816,529
                             --------     ------------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       2,714         (210,862)       230,429
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     153,559      (11,427,797)    (3,897,582)
                             --------     ------------    -----------
    Net gain (loss) on
     investments.........     156,273      (11,638,659)    (3,667,153)
                             --------     ------------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $125,253     $ (9,195,595)   $  (850,624)
                             ========     ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             FORTIS SERIES       FORTIS SERIES       FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES        STOCK SERIES        STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  -------------------  -----------------  -------------------  -------------------
INVESTMENT INCOME:
  Dividends..............    $  2,578,613         $ --                 $  24,484          $ --                 $ --
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (694,024)           (493,135)           (51,220)            (114,705)           (109,116)
                             ------------         -----------          ---------          -----------          ----------
    Net investment income
     (loss)..............       1,884,589            (493,135)           (26,736)            (114,705)           (109,116)
                             ------------         -----------          ---------          -----------          ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (44,231)           (100,768)           (84,603)            (344,415)            481,825
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (11,950,897)         (7,948,319)          (135,765)          (2,191,065)          2,248,326
                             ------------         -----------          ---------          -----------          ----------
    Net gain (loss) on
     investments.........     (11,995,128)         (8,049,087)          (220,368)          (2,535,480)          2,730,151
                             ------------         -----------          ---------          -----------          ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(10,110,539)        $(8,542,222)         $(247,104)         $(2,650,185)         $2,621,035
                             ============         ===========          =========          ===========          ==========

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES       GROWTH SERIES
                           ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............     $  16,283           $--
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (4,166)             (9,449)
                              ---------           ---------
    Net investment income
     (loss)..............        12,117              (9,449)
                              ---------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (6,568)            (37,253)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (190,059)           (781,903)
                              ---------           ---------
    Net gain (loss) on
     investments.........      (196,627)           (819,156)
                              ---------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(184,510)          $(828,605)
                              =========           =========

_____________________________________ SA-13 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                     FORTIS SERIES    FORTIS SERIES     FORTIS SERIES
                                        FUND --      FUND -- CAPITAL       FUND --
                                     BLUE CHIP II     OPPORTUNITIES    AMERICAN LEADERS
                                        SERIES           SERIES             SERIES
                                     -------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends........................    $ --             $--                $ 11,657
EXPENSES:
  Mortality, expense and
   administrative charges..........       (7,356)          (9,924)           (4,396)
                                       ---------        ---------          --------
    Net investment income (loss)...       (7,356)          (9,924)            7,261
                                       ---------        ---------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions...........      (13,316)         (78,263)           (4,379)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............     (622,776)        (734,121)          (38,013)
                                       ---------        ---------          --------
    Net gain (loss) on
     investments...................     (636,092)        (812,384)          (42,392)
                                       ---------        ---------          --------
    Net increase (decrease) in net
     assets resulting from
     operations....................    $(643,448)       $(822,308)         $(35,131)
                                       =========        =========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                       This page intentionally left blank

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 69,621,951        $   635,256        $    608,847
  Net realized gain
   (loss) on security
   transactions..........        (584,898)            72,618              43,813
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (148,936,124)           110,843            (200,765)
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (79,899,071)           818,717             451,895
                             ------------        -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............      13,655,136          7,654,094          19,555,961
  Surrenders for benefit
   payments and fees.....     (10,685,566)        (2,504,538)        (14,085,099)
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,969,570          5,149,556           5,470,862
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets.........     (76,929,501)         5,968,273           5,922,757
NET ASSETS:
  Beginning of period....     337,130,510         10,285,479          12,664,321
                             ------------        -----------        ------------
  End of period..........    $260,201,009        $16,253,752        $ 18,587,078
                             ============        ===========        ============

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSET
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 49,342,380        $   502,949        $    529,059
  Net realized gain
   (loss) on security
   transactions..........       7,716,832            (26,661)            190,899
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (47,558,566)           480,078             (41,907)
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,500,646            956,366             678,051
                             ------------        -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............      15,782,842          2,350,118          24,910,648
  Surrenders for benefit
   payments and fees.....     (15,246,591)        (2,726,133)        (27,943,528)
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         536,251           (376,015)         (3,032,880)
                             ------------        -----------        ------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                --                    (28,987)
  Net increase (decrease)
   in net assets.........      10,036,897            580,351          (2,383,816)
NET ASSETS:
  Beginning of period....     327,093,613          9,705,128          15,048,137
                             ------------        -----------        ------------
  End of period..........    $337,130,510        $10,285,479        $ 12,664,321
                             ============        ===========        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              FORTIS SERIES                    FORTIS SERIES                         FORTIS SERIES
                             FORTIS SERIES       FUND --      FORTIS SERIES       FUND --         FORTIS SERIES         FUND --
                             FUND -- ASSET     DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &      HIGH YIELD
                           ALLOCATION SERIES  INCOME SERIES   GROWTH SERIES    GROWTH SERIES      INCOME SERIES         SERIES
                           -----------------  -------------  ----------------  -------------  ---------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $ 7,689,038      $   632,748     $  4,508,679    $ 10,696,682        $ 3,483,784        $  676,946
  Net realized gain
   (loss) on security
   transactions..........         (56,111)         (74,418)         125,204      (1,042,232)           (46,963)         (203,065)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (13,317,876)         (82,583)     (33,360,702)    (32,628,712)        (8,458,702)         (510,102)
                              -----------      -----------     ------------    ------------        -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (5,684,949)         475,747      (28,726,819)    (22,974,262)        (5,021,881)          (36,221)
                              -----------      -----------     ------------    ------------        -----------        ----------
UNIT TRANSACTIONS:
  Purchases..............       4,982,984        3,175,181        6,526,151      16,347,954          2,830,436         1,814,572
  Surrenders for benefit
   payments and fees.....      (2,907,401)      (2,285,567)      (3,837,044)     (8,184,982)        (1,923,165)         (856,618)
                              -----------      -----------     ------------    ------------        -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,075,583          889,614        2,689,107       8,162,972            907,271           957,954
                              -----------      -----------     ------------    ------------        -----------        ----------
  Net increase (decrease)
   in net assets.........      (3,609,366)       1,365,361      (26,037,712)    (14,811,290)        (4,114,610)          921,733
NET ASSETS:
  Beginning of period....      71,529,371        8,316,278      115,834,676     110,382,307         47,123,631         5,588,050
                              -----------      -----------     ------------    ------------        -----------        ----------
  End of period..........     $67,920,005      $ 9,681,639     $ 89,796,964    $ 95,571,017        $43,009,021        $6,509,783
                              ===========      ===========     ============    ============        ===========        ==========

                             FORTIS SERIES
                                FUND --
                             INTERNATIONAL
                            STOCK SERIES II
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (76,082)
  Net realized gain
   (loss) on security
   transactions..........        (265,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,512,086)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,854,154)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       1,718,381
  Surrenders for benefit
   payments and fees.....        (730,055)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         988,326
                              -----------
  Net increase (decrease)
   in net assets.........        (865,828)
NET ASSETS:
  Beginning of period....       8,026,747
                              -----------
  End of period..........     $ 7,160,919
                              ===========

                                              FORTIS SERIES                    FORTIS SERIES                         FORTIS SERIES
                             FORTIS SERIES       FUND --      FORTIS SERIES       FUND --         FORTIS SERIES         FUND --
                             FUND -- ASSET     DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &      HIGH YIELD
                           ALLOCATION SERIES  INCOME SERIES   GROWTH SERIES    GROWTH SERIES      INCOME SERIES         SERIES
                           -----------------  -------------  ----------------  -------------  ---------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $10,389,889      $   546,012     $ 13,648,658    $ 24,556,886        $ 6,165,325        $  570,688
  Net realized gain
   (loss) on security
   transactions..........         825,871         (101,747)       1,573,353       4,069,894            929,258          (164,971)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (11,856,587)          37,987      (41,673,916)    (52,230,944)        (5,286,004)         (857,444)
                              -----------      -----------     ------------    ------------        -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (640,827)         482,252      (26,451,905)    (23,604,164)         1,808,579          (451,727)
                              -----------      -----------     ------------    ------------        -----------        ----------
UNIT TRANSACTIONS:
  Purchases..............       5,980,274        1,744,642       12,484,032      31,803,120          4,347,088         1,022,485
  Surrenders for benefit
   payments and fees.....      (2,645,245)      (1,890,646)      (2,072,555)     (7,922,076)        (4,713,826)       (1,270,886)
                              -----------      -----------     ------------    ------------        -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,335,029         (146,004)      10,411,477      23,881,044           (366,738)         (248,401)
                              -----------      -----------     ------------    ------------        -----------        ----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                --              --               --               --                  --
  Net increase (decrease)
   in net assets.........       2,694,202          336,248      (16,040,428)        276,880          1,441,841          (700,128)
NET ASSETS:
  Beginning of period....      68,835,169        7,980,030      131,875,104     110,105,427         45,681,790         6,288,178
                              -----------      -----------     ------------    ------------        -----------        ----------
  End of period..........     $71,529,371      $ 8,316,278     $115,834,676    $110,382,307        $47,123,631        $5,588,050
                              ===========      ===========     ============    ============        ===========        ==========

                             FORTIS SERIES
                                FUND --
                             INTERNATIONAL
                            STOCK SERIES II
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   568,525
  Net realized gain
   (loss) on security
   transactions..........         (22,830)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,351,337)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (805,642)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       1,234,649
  Surrenders for benefit
   payments and fees.....      (1,259,851)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (25,202)
                              -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --
  Net increase (decrease)
   in net assets.........        (830,844)
NET ASSETS:
  Beginning of period....       8,857,591
                              -----------
  End of period..........     $ 8,026,747
                              ===========

_____________________________________ SA-17 ____________________________________

 VARIBLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --      FORTIS SERIES
                            MULTISECTOR   INTERNATIONAL   FUND -- VALUE
                            BOND SERIES   STOCK SERIES       SERIES
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  (31,020)    $ 2,443,064     $ 2,816,529
  Net realized gain
   (loss) on security
   transactions..........        2,714        (210,862)        230,429
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      153,559     (11,427,797)     (3,897,582)
                            ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      125,253      (9,195,595)       (850,624)
                            ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    1,380,173       3,359,161       7,803,533
  Surrenders for benefit
   payments and fees.....     (479,155)     (1,537,406)     (2,012,251)
                            ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      901,018       1,821,755       5,791,282
                            ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........    1,026,271      (7,373,840)      4,940,658
NET ASSETS:
  Beginning of period....    2,575,487      36,217,569      20,935,177
                            ----------     -----------     -----------
  End of period..........   $3,601,758     $28,843,729     $25,875,835
                            ==========     ===========     ===========

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --     FORTIS SERIES
                            MULTISECTOR   INTERNATIONAL     FUND --
                            BOND SERIES   STOCK SERIES   VALUE SERIES
                           -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   18,307     $ 2,098,146    $   976,197
  Net realized gain
   (loss) on security
   transactions..........      (37,043)        225,743        447,945
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       89,365      (6,139,337)     1,339,185
                            ----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       70,629      (3,815,448)     2,763,327
                            ----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      605,539       8,085,702      5,802,474
  Surrenders for benefit
   payments and fees.....     (456,953)     (1,409,417)    (3,998,837)
                            ----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      148,586       6,676,285      1,803,637
                            ----------     -----------    -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............      --              --             --
  Net increase (decrease)
   in net assets.........      219,215       2,860,837      4,566,964
NET ASSETS:
  Beginning of period....    2,356,272      33,356,732     16,368,213
                            ----------     -----------    -----------
  End of period..........   $2,575,487     $36,217,569    $20,935,177
                            ==========     ===========    ===========

  *  Period of inception May 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                             FORTIS SERIES       FORTIS SERIES       FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES        STOCK SERIES        STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  -------------------  -----------------  -------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $ 1,884,589         $  (493,135)        $   (26,736)        $  (114,705)         $  (109,116)
  Net realized gain
   (loss) on security
   transactions..........         (44,231)           (100,768)            (84,603)           (344,415)             481,825
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (11,950,897)         (7,948,319)           (135,765)         (2,191,065)           2,248,326
                              -----------         -----------         -----------         -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (10,110,539)         (8,542,222)           (247,104)         (2,650,185)           2,621,035
                              -----------         -----------         -----------         -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............       9,766,564           6,954,251           4,694,889           5,178,812           10,233,196
  Surrenders for benefit
   payments and fees.....      (3,530,238)         (1,136,528)         (1,164,372)         (1,084,111)          (3,815,629)
                              -----------         -----------         -----------         -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,236,326           5,817,723           3,530,517           4,094,701            6,417,567
                              -----------         -----------         -----------         -----------          -----------
  Net increase (decrease)
   in net assets.........      (3,874,213)         (2,724,499)          3,283,413           1,444,516            9,038,602
NET ASSETS:
  Beginning of period....      75,192,988          54,631,761           5,903,441          16,103,300            9,809,866
                              -----------         -----------         -----------         -----------          -----------
  End of period..........     $71,318,775         $51,907,262         $ 9,186,854         $17,547,816          $18,848,468
                              ===========         ===========         ===========         ===========          ===========

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES       GROWTH SERIES
                           ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $   12,117         $   (9,449)
  Net realized gain
   (loss) on security
   transactions..........         (6,568)           (37,253)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (190,059)          (781,903)
                              ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (184,510)          (828,605)
                              ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............      1,307,445          2,757,112
  Surrenders for benefit
   payments and fees.....        (67,860)          (112,343)
                              ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,239,585          2,644,769
                              ----------         ----------
  Net increase (decrease)
   in net assets.........      1,055,075          1,816,164
NET ASSETS:
  Beginning of period....      1,685,519          2,597,687
                              ----------         ----------
  End of period..........     $2,740,594         $4,413,851
                              ==========         ==========

                             FORTIS SERIES       FORTIS SERIES       FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES        STOCK SERIES        STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  -------------------  -----------------  -------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $   596,426         $ 4,179,670         $  731,516          $   566,909          $  793,206
  Net realized gain
   (loss) on security
   transactions..........       1,512,995           2,287,146             43,161              460,819              82,377
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (10,777,686)         (8,804,298)          (474,898)          (4,592,951)            930,028
                              -----------         -----------         ----------          -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (8,668,265)         (2,337,482)           299,779           (3,565,223)          1,805,611
                              -----------         -----------         ----------          -----------          ----------
UNIT TRANSACTIONS:
  Purchases..............      13,217,414           9,899,827          3,281,357            8,550,214           3,477,267
  Surrenders for benefit
   payments and fees.....      (7,433,514)         (2,894,878)          (400,559)            (863,880)           (844,310)
                              -----------         -----------         ----------          -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,783,900           7,004,949          2,880,798            7,686,334           2,632,957
                              -----------         -----------         ----------          -----------          ----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                (2,892,627)          (962,997)          (1,224,146)           (860,939)
  Net increase (decrease)
   in net assets.........      (2,884,365)          1,774,840          2,217,580            2,896,965           3,577,629
NET ASSETS:
  Beginning of period....      78,077,353          52,856,921          3,685,861           13,206,335           6,232,237
                              -----------         -----------         ----------          -----------          ----------
  End of period..........     $75,192,988         $54,631,761         $5,903,441          $16,103,300          $9,809,866
                              ===========         ===========         ==========          ===========          ==========

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES*     GROWTH SERIES*
                           ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $    4,390         $   (1,014)
  Net realized gain
   (loss) on security
   transactions..........        (10,565)           (11,930)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (70,945)          (225,232)
                              ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (77,120)          (238,176)
                              ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............        574,363          1,677,514
  Surrenders for benefit
   payments and fees.....        (11,724)           (41,651)
                              ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        562,639          1,635,863
                              ----------         ----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............      1,200,000          1,200,000
  Net increase (decrease)
   in net assets.........      1,685,519          2,597,687
NET ASSETS:
  Beginning of period....       --                 --
                              ----------         ----------
  End of period..........     $1,685,519         $2,597,687
                              ==========         ==========

_____________________________________ SA-19 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                     FORTIS SERIES      FORTIS SERIES        FORTIS SERIES
                                      FUND -- BLUE     FUND -- CAPITAL      FUND -- AMERICAN
                                     CHIP II SERIES  OPPORTUNITIES SERIES    LEADERS SERIES
                                     --------------  --------------------  ------------------
OPERATIONS:
  Net investment income (loss).....    $   (7,356)        $   (9,924)          $    7,261
  Net realized gain (loss) on
   security transactions...........       (13,316)           (78,263)              (4,379)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............      (622,776)          (734,121)             (38,013)
                                       ----------         ----------           ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................      (643,448)          (822,308)             (35,131)
                                       ----------         ----------           ----------
UNIT TRANSACTIONS:
  Purchases........................     2,484,409          2,306,965            1,039,939
  Surrenders for benefit payments
   and fees........................       (57,521)          (396,408)             (68,410)
                                       ----------         ----------           ----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................     2,426,888          1,910,557              971,529
                                       ----------         ----------           ----------
  Net increase (decrease) in net
   assets..........................     1,783,440          1,088,249              936,398
NET ASSETS:
  Beginning of period..............     1,922,681          2,355,729            1,149,407
                                       ----------         ----------           ----------
  End of period....................    $3,706,121         $3,443,978           $2,085,805
                                       ==========         ==========           ==========

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                     FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                                      FUND -- BLUE      FUND -- CAPITAL      FUND -- AMERICAN
                                     CHIP II SERIES  OPPORTUNITIES SERIES*   LEADERS SERIES*
                                     --------------  ---------------------  ------------------
OPERATIONS:
  Net investment income (loss).....    $   (2,077)        $   (2,370)           $    5,957
  Net realized gain (loss) on
   security transactions...........       (15,459)           (13,784)               11,174
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............      (179,097)          (196,090)               70,224
                                       ----------         ----------            ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................      (196,633)          (212,244)               87,355
                                       ----------         ----------            ----------
UNIT TRANSACTIONS:
  Purchases........................     1,341,593          1,399,055               263,075
  Surrenders for benefit payments
   and fees........................       (22,279)           (31,082)               (1,023)
                                       ----------         ----------            ----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................     1,319,314          1,367,973               262,052
                                       ----------         ----------            ----------
  Net funding of subaccount by
   Fortis Benefits Insurance
   Company.........................       800,000          1,200,000               800,000
  Net increase (decrease) in net
   assets..........................     1,922,681          2,355,729             1,149,407
NET ASSETS:
  Beginning of period..............       --               --                     --
                                       ----------         ----------            ----------
  End of period....................    $1,922,681         $2,355,729            $1,149,407
                                       ==========         ==========            ==========

  *  Period of inception May 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                       This page intentionally left blank

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 65,983,275        $   431,220        $    320,175
  Net realized gain
   (loss) on security
   transactions..........       6,854,503             32,363              52,720
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      41,309,025           (778,023)             67,654
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     114,146,803           (314,440)            440,549
                             ------------        -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............      15,064,905          1,668,767          25,347,642
  Surrenders for benefit
   payments and fees.....     (18,229,974)        (2,169,121)        (20,537,813)
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (3,165,069)          (500,354)          4,809,829
                             ------------        -----------        ------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                --                   --
  Net increase (decrease)
   in net assets.........     110,981,734           (814,794)          5,250,378
NET ASSETS:
  Beginning of period....     216,111,879         10,519,922           9,797,759
                             ------------        -----------        ------------
  End of period..........    $327,093,613        $ 9,705,128        $ 15,048,137
                             ============        ===========        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                              FORTIS SERIES                    FORTIS SERIES
                             FORTIS SERIES       FUND --      FORTIS SERIES       FUND --         FORTIS SERIES
                             FUND -- ASSET     DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &
                           ALLOCATION SERIES  INCOME SERIES   GROWTH SERIES    GROWTH SERIES      INCOME SERIES
                           -----------------  -------------  ----------------  -------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................     $ 5,040,947      $  442,490      $  1,241,742    $  1,466,708        $ 2,258,097
  Net realized gain
   (loss) on security
   transactions..........         884,820           3,490         3,569,955       2,263,220            890,490
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       4,467,472        (678,120)       42,471,612      51,764,386            717,105
                              -----------      ----------      ------------    ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      10,393,239        (232,140)       47,283,309      55,494,314          3,865,692
                              -----------      ----------      ------------    ------------        -----------
UNIT TRANSACTIONS:
  Purchases..............       7,693,019       1,720,635         6,699,253      12,534,699          5,696,466
  Surrenders for benefit
   payments and fees.....      (2,849,812)     (2,180,476)       (9,659,627)     (5,842,383)        (3,623,868)
                              -----------      ----------      ------------    ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,843,207        (459,841)       (2,960,374)      6,692,316          2,072,598
                              -----------      ----------      ------------    ------------        -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --               --               --               --               --
  Net increase (decrease)
   in net assets.........      15,236,446        (691,981)       44,322,935      62,186,630          5,938,290
NET ASSETS:
  Beginning of period....      53,598,723       8,672,011        87,552,169      47,918,797         39,743,500
                              -----------      ----------      ------------    ------------        -----------
  End of period..........     $68,835,169      $7,980,030      $131,875,104    $110,105,427        $45,681,790
                              ===========      ==========      ============    ============        ===========

                                                   FORTIS SERIES
                              FORTIS SERIES           FUND --
                            FUND -- HIGH YIELD     INTERNATIONAL
                                  SERIES          STOCK SERIES II
                           --------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $  481,149          $   534,083
  Net realized gain
   (loss) on security
   transactions..........          (37,098)              94,445
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (446,229)            (792,067)
                                ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (2,178)            (163,539)
                                ----------          -----------
UNIT TRANSACTIONS:
  Purchases..............        1,711,503            2,227,173
  Surrenders for benefit
   payments and fees.....         (861,256)          (1,281,841)
                                ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          850,247              945,332
                                ----------          -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                    --
  Net increase (decrease)
   in net assets.........          848,069              781,793
NET ASSETS:
  Beginning of period....        5,440,109            8,075,798
                                ----------          -----------
  End of period..........       $6,288,178          $ 8,857,591
                                ==========          ===========

_____________________________________ SA-23 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --
                            MULTISECTOR   INTERNATIONAL
                            BOND SERIES   STOCK SERIES
                           -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   64,305     $  (274,402)
  Net realized gain
   (loss) on security
   transactions..........      (14,256)        548,594
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (259,018)      5,561,066
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (208,969)      5,835,258
                            ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      926,447       7,847,729
  Surrenders for benefit
   payments and fees.....     (582,380)     (3,683,871)
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      344,067       4,163,858
                            ----------     -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............      --              --
  Net increase (decrease)
   in net assets.........      135,098       9,999,116
NET ASSETS:
  Beginning of period....    2,221,174      23,357,616
                            ----------     -----------
  End of period..........   $2,356,272     $33,356,732
                            ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                            FORTIS SERIES     FORTIS SERIES       FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- VALUE    FUND -- S&P 500    FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP
                               SERIES         INDEX SERIES        STOCK SERIES        STOCK SERIES        GROWTH SERIES
                           ---------------  -----------------  -------------------  -----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................    $  (156,359)      $  (695,802)        $   296,609         $  (14,427)         $   139,363
  Net realized gain
   (loss) on security
   transactions..........        126,282         1,981,345             264,388             17,080              110,890
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,094,508         9,732,465           7,059,117            362,883            1,753,501
                             -----------       -----------         -----------         ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,064,431        11,018,008           7,620,114            365,536            2,003,754
                             -----------       -----------         -----------         ----------          -----------
UNIT TRANSACTIONS:
  Purchases..............      3,580,517        32,401,571          14,660,904          1,936,256            8,885,494
  Surrenders for benefit
   payments and fees.....     (1,299,940)      (10,054,013)           (806,724)          (173,840)            (801,960)
                             -----------       -----------         -----------         ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,280,577        22,347,558          13,854,180          1,762,416            8,083,534
                             -----------       -----------         -----------         ----------          -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --                --                   (44,596)              (952)             (21,701)
  Net increase (decrease)
   in net assets.........      3,345,008        33,365,566          21,429,698          2,127,000           10,065,587
NET ASSETS:
  Beginning of period....     13,023,205        44,711,787          31,427,223          1,558,861            3,140,748
                             -----------       -----------         -----------         ----------          -----------
  End of period..........    $16,368,213       $78,077,353         $52,856,921         $3,685,861          $13,206,335
                             ===========       ===========         ===========         ==========          ===========

                              FORTIS SERIES
                            FUND -- SMALL CAP
                              VALUE SERIES
                           -------------------
OPERATIONS:
  Net investment income
   (loss)................      $  210,452
  Net realized gain
   (loss) on security
   transactions..........          21,104
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         352,079
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         583,635
                               ----------
UNIT TRANSACTIONS:
  Purchases..............       3,769,879
  Surrenders for benefit
   payments and fees.....        (332,008)
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,437,871
                               ----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............         (28,521)
  Net increase (decrease)
   in net assets.........       3,992,985
NET ASSETS:
  Beginning of period....       2,239,252
                               ----------
  End of period..........      $6,232,237
                               ==========

_____________________________________ SA-25 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2001

 1.  GENERAL

    FORTIS BENEFITS INSURANCE COMPANY

    Variable Account C (the "Account") was established as a segregated asset account of Fortis Benefits Insurance Company ("Fortis Benefits") on March 13, 1986 under Minnesota law. The Account is registered under the Investment Company Act of 1940 as a unit investment trust. Fortis Benefits serves as distributor of Harmony Investment Life and Wall Street Series policies.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The assets of the Account are segregated from Fortis Benefits' other assets. The following is a summary of significant accounting policies consistently followed by the Account in the preparation of its financial statements.

    INVESTMENT TRANSACTIONS

    All assets of the Account are invested in shares of the corresponding portfolio of the Fortis Series Fund, Inc. The shares are valued at the Funds' offering and redemption prices per share.

    Purchases and sales of shares of the Funds are recorded on the trade date. The cost of investments sold and redeemed is determined using the average cost method.
    Dividend income from the Funds is recorded on the ex-dividend date. All distributions from the Funds are reinvested.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of net assets at the date of the financial statements and the reported results of operations and changes in net assets during the reporting period. Actual results could differ from these estimates.

 3.  INVESTMENTS

    There are 23 subaccounts within the Account (only 18 of which were active in 1999).

    The number of shares and aggregate cost of purchases, including reinvested dividends and realized capital gains, and aggregate cost of investments sold or redeemed were as follows:

                                          YEAR ENDED DECEMBER 31, 2001
                                -------------------------------------------------
                                       SHARES
                                --------------------    COST OF    COST OF SALES/
                                PURCHASED    SOLD      PURCHASES    REDEMPTIONS
                                ---------  ---------  -----------  --------------
Fortis Series Fund, Inc.:
    Growth Stock..............    479,979    461,474  $86,219,067   $14,212,149
    U.S. Government
     Securities...............    705,558    244,270    8,428,423     2,570,998
    Money Market..............  1,715,423  1,247,233   20,314,644    14,191,097
    Asset Allocation..........    284,923    211,110   13,364,902     3,656,391
    Diversified Income........    289,018    181,889    3,906,932     2,458,993
    Global Growth.............    321,263    241,234   12,066,483     4,743,421
    Aggressive Growth.........    895,145    476,734   27,972,515    10,154,860
    Growth & Income...........    160,354    136,746    6,793,295     2,449,140
    High Yield................    234,227    121,609    2,556,509     1,124,681
    International Stock II....    183,239     85,914    1,718,381     1,072,133
    Multisector Bond..........    126,722     47,138    1,380,173       507,461
    International Stock.......    274,950    143,873    6,122,479     2,068,573
    Value.....................    472,486    133,947   10,858,183     2,019,906
    S&P 500...................    541,693    232,935   12,345,177     4,268,232
    Blue Chip Stock...........    403,736     97,200    6,954,251     1,730,221
    Mid Cap Stock.............    485,247    127,835    4,719,384     1,300,179
    Large Cap Growth..........    496,779    115,997    5,178,812     1,543,190
    Small Cap Value...........    800,336    309,107   10,233,196     3,442,994
    American Leaders..........    101,255      7,273    1,051,596        77,184
    Blue Chip II..............    321,764      8,385    2,484,409        78,194
    Capital Opportunities.....    280,142     50,220    2,306,965       484,601
    Global Equity.............    148,971      8,333    1,323,727        78,594
    Investors Growth..........    368,284     18,323    2,757,112       159,046

_____________________________________ SA-26 ____________________________________

                                          YEAR ENDED DECEMBER 31, 2000
                                -------------------------------------------------
                                       SHARES
                                --------------------    COST OF    COST OF SALES/
                                PURCHASED    SOLD      PURCHASES    REDEMPTIONS
                                ---------  ---------  -----------  --------------
Fortis Series Fund, Inc.:
    Growth Stock..............  1,439,227    394,625  $69,180,839   $11,585,376
    U.S. Government
     Securities...............    287,478    274,357    2,955,895     2,855,622
    Money Market..............  2,713,523  2,477,981   25,573,981    27,886,903
    Asset Allocation..........    835,516    153,659   17,132,948     2,582,159
    Diversified Income........    220,768    181,889    2,379,328     2,081,066
    Global Growth.............    871,713    110,390   27,646,355     2,012,867
    Aggressive Growth.........  1,674,493    281,087   57,811,736     5,303,912
    Growth & Income...........    540,268    245,129   11,028,751     4,300,906
    High Yield................    195,969    152,775    1,658,605     1,501,289
    International Stock II....    116,071    105,255    1,895,863     1,375,370
    Multisector Bond..........     63,799     48,022      650,328       520,478
    International Stock.......    686,025    109,667   10,562,449     1,562,275
    Value.....................    424,502    265,738    6,974,985     3,747,206
    S&P 500...................    664,963    378,640   14,625,337     6,732,016
    Blue Chip Stock...........    669,235    156,132   14,650,735     1,178,970
    Mid Cap Stock.............    352,043     39,538    4,050,614       395,139
    Large Cap Growth..........    633,986     68,653    9,251,680       537,618
    Small Cap Value...........    395,680     85,687    4,333,042       824,502
    American Leaders..........    124,983        138      269,500        (9,683)
    Blue Chip II..............    234,652      2,344    1,341,593        29,815
    Capital Opportunities.....    275,991      3,107    1,399,055        47,236
    Global Equity.............    197,923      1,286      579,732        23,268
    Investors Growth..........    303,246      4,302    1,679,109        56,190

                                          YEAR ENDED DECEMBER 31, 1999
                                -------------------------------------------------
                                       SHARES
                                --------------------    COST OF    COST OF SALES/
                                PURCHASED    SOLD      PURCHASES    REDEMPTIONS
                                ---------  ---------  -----------  --------------
Fortis Series Fund, Inc.:
    Growth Stock..............  2,512,076    525,378  $83,665,633   $13,992,925
    U.S. Government
     Securities...............    211,520    215,751    2,214,393     2,251,164
    Money Market..............  2,302,851  1,845,033   25,802,840    20,620,116
    Asset Allocation..........    646,220    165,710   13,395,143     2,626,169
    Diversified Income........    199,861    196,143    2,257,811     2,271,672
    Global Growth.............    361,442    442,904    9,042,810     7,191,487
    Aggressive Growth.........    704,802    315,547   14,722,906     4,300,662
    Growth & Income...........    401,616    191,812    8,441,911     3,220,726
    High Yield................    238,168     95,826    2,260,939       966,641
    Global Asset Allocation...    207,822     99,180    2,549,922     1,286,992
    Global Bond...............     94,115     56,663      792,845       623,607
    International Stock.......    503,248    256,163    7,884,193     3,446,143
    Value.....................    238,790     98,941    3,591,291     1,340,791
    S&P 500...................  1,590,474    518,948   32,412,484     8,779,383
    Blue Chip Stock...........    783,478     65,509   15,541,663     1,036,486
    Mid Cap Stock.............    202,776     19,461    1,940,943       175,874
    Large Cap Growth..........    680,882     64,360    9,121,360       787,573
    Small Cap Value...........    409,800     40,373    4,047,492       378,065

_____________________________________ SA-27 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

    Fortis Benefits' investment in the subaccounts represented the following number of shares of the Funds held and aggregate cost of amounts invested at December 31, 2001:

                                           NUMBER     COST OF
                                          OF SHARES    SHARES
                                          ---------  ----------
Fortis Series Fund, Inc.:
    American Leaders....................    82,160   $  822,293
    Blue Chip II........................    78,413      784,129
    Capital Opportunities...............   118,579    1,185,789
    Global Equity.......................   120,086    1,191,491
    Investors Growth....................   118,819    1,187,432

 4.  ACCOUNT CHARGES

    PREMIUM EXPENSE CHARGE

    For Wall Street Series VUL, VUL 220, VUL 500 and Survivor policies there are currently no premium expense charge; however, Fortis Benefits reserves the right to impose a charge up to 2.5% of each premium payment, for the VUL, VUL 220, VUL 500, and a charge up to 3.0% of each premium payment for the Survivor, to be reimbursed for premium taxes or similar charges it expects to pay.

    For Harmony Investment Life policies a 5% sales charge and a 2.2% state premium tax are deducted from each premium payment received by Fortis Benefits. Fortis Benefits reserves the right to charge this premium tax, but it will never exceed 5%. The resulting net premiums are allocated to the subaccounts of the Account and/or to the Fortis Benefits general account.

    MONTHLY DEDUCTIONS FROM POLICY VALUE

    Monthly deductions from the net assets attributed to each policy are as follows:

    -  Monthly cost of insurance.

    -  Monthly cost of any optional insurance benefits added by rider.

    For Wall Street Series VUL policies:

    - Monthly administrative charge of $5.00 per policy. Fortis Benefits reserves the right to change this administrative charge, but it will never exceed $11.50 per month. Fortis Benefits also reserves the right to impose an additional monthly administrative charge of up to $.13 per thousand dollars of face amount in force.

    - Asset-based charge (mortality and expense risk charge) from the policy value invested in any of the investment options (other than the general account option). The charge is based on annual percentage rates as follows:

        UNLOANED POLICY VALUE
        IN VARIABLE SUBACCOUNTS                   YEARS 1-9  YEARS 10+
        -----------------------                   ---------  ---------
        $0 -- $25,000...........................     1.10%        70%
        $25,001 -- $250,000.....................      .70%       .30%
        $250,001 or more........................      .35%       .10%

    For Wall Street Series VUL 220, VUL 500 and Survivor Policies:

    - For Wall Street Series VUL 220 and VUL 500 a monthly administrative charge of $4.50 per policy. For Wall Street Series Survivor a monthly administrative charge of $6.00 per policy. Fortis Benefits reserves the right to change this administrative charge, but it will never exceed $7.50 per month for VUL 220, VUL 500 and Survivor.

    - For VUL 220, VUL 500 and Survivor, a monthly sales, premium tax and policy advance charge of $4.00 per policy.

    For Harmony Investment Life Policies:

    - Monthly administrative charge of $5.00 per policy ($3.00 for policies applied for prior to July 1, 1988).

    - For policies issued prior to July 1, 1988, Fortis Benefits currently imposes an expense charge of $10.00 per month and an additional per-thousand-of face amount insurance charge of $0.06 per month for insureds age 29 or less and $0.20 per month for insureds age 30 and over during the first 12 policy months.

    For policies issued prior to July 1, 1988:

    - Monthly administrative charge of $3.00 per policy. Fortis Benefits reserves the right to change this monthly administrative charge, but it will never exceed $5.00 per policy.

_____________________________________ SA-28 ____________________________________

    - Monthly expense charge of $10.00 for the first policy year following a policy face change. Fortis Benefits reserves the right to change this monthly expense charge, but it will never exceed $15.00.

    - Monthly per-thousand-of-face insurance charge of $0.06 for insureds age 29 or less and $0.08 for insureds issue age 30 to 70 for the first policy year or first policy year following a policy face change. Fortis Benefits reserves the right to change this monthly expense charge, but it will never exceed $0.20 and $0.25, respectively.

    For policies issued subsequent to July 1, 1988:

    -  Monthly administrative charge of $5.00 per policy.

    - Fortis Benefits currently does not impose a monthly expense charge but, it reserves the right to impose a $15.00 per month charge for the first policy year or first policy year following a policy face change.

    - Fortis Benefits currently does not impose a monthly per-thousand-of-face insurance expense charge. It reserves the right to impose a monthly insurance expense charge of $0.20 for insureds age 29 or less or $0.25 for insureds issue age of 30 to 70 for the first policy year or first policy year following a policy face change.

    MORTALITY AND EXPENSE RISK AND POLICY ADVANCE CHARGES

    Fortis Benefits deducts a daily mortality and expense risk charge from the Account at an annual rate of 0.75% of the net assets of Harmony Investment Life policyholders, 0.90% of the net assets of Wall Street Series VUL, VUL 220 and VUL 500 policyholders, and 1.00% of the net assets of Wall Street Survivor policyholders. These charges will be deducted by Fortis Benefits in return for its assumption of expenses arising from adverse mortality experience or excess administrative expenses in connection with policies issued. Fortis Benefits also deducts a sales, premium tax and policy advance charge from the Account at an annual rate of 0.27% of net assets of Wall Street Series VUL 220 and VUL 500 policyholders, and 0.35% of net assets of Wall Street Series Survivor policyholders.

 5.  SURRENDER CHARGES

    For policies surrendered within the first 14 years of issuance for Wall Street Series VUL, the first 11 years of issuance for the Wall Street
    Series VUL 220 and VUL 500, and the first 10 years of issuance for the Wall Street Survivor, and the first 9 years of issuance for Harmony Life, Fortis Benefits assesses a surrender charge. Surrender charges are described in the respective prospectuses

    Redemptions are reported prior to the deduction of surrender and premium tax charges, which are paid directly to Fortis Benefits. The surrender and premium tax charges collected by Fortis Benefits were $8,935,368, $6,882,526 and $6,308,174 in 2001, 2000 and 1999, respectively.

 6.  FEDERAL INCOME TAXES

    The operations of the Account form a part of, and are taxed with, the operations of Fortis Benefits, which is taxed as a life insurance company under the Internal Revenue Code. As a result, the net asset values of the subaccounts are not affected by federal income taxes on income distributions received by the subaccounts.

_____________________________________ SA-29 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

 7.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners equity, expense ratios, investment income ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued and outstanding during the reporting period:

                                                                          INVESTMENT
                                         UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           ---------  ----------  -------------  -------  ----------  ---------
  Fortis Series Fund --
   Growth Stock Series
    2001 Lowest contract
     charges.............  1,580,703  $12.292836  $ 19,431,325     --         24.30%    (22.85)%
        Highest contract
         charges.........    283,717   16.321628     4,630,723     1.35%      24.30%    (23.90)%
        Remaining
         contract
         charges.........  6,618,248      --       236,138,961     --        --          --
  Fortis Series Fund --
   U.S. Gov't Securities
   Series
    2001 Lowest contract
     charges.............    227,220  $11.875862  $  2,698,430     --          5.83%      7.54%
        Highest contract
         charges.........     73,869   13.697258     1,011,800     1.35%       5.83%      6.09%
        Remaining
         contract
         charges.........    621,954      --        12,543,522     --        --          --
  Fortis Series Fund --
   Money Market Series
    2001 Lowest contract
     charges.............    462,472  $11.401033  $  5,272,662     --          4.86%      3.95%
        Highest contract
         charges.........    209,408   12.303227     2,576,389     1.35%       4.86%      2.54%
        Remaining
         contract
         charges.........    679,268      --        10,738,027     --        --          --
  Fortis Series Fund --
   Asset Allocation
   Series
    2001 Lowest contract
     charges.............    917,326  $10.570365  $  9,696,468     --         12.02%     (6.88)%
        Highest contract
         charges.........    174,085   16.267103     2,831,861     1.35%      12.02%     (8.14)%
        Remaining
         contract
         charges.........  1,874,223      --        55,391,677     --        --          --
  Fortis Series Fund --
   Diversified Income
   Series
    2001 Lowest contract
     charges.............    102,097  $11.255905  $  1,149,189     --          8.13%      6.69%
        Highest contract
         charges.........     55,494   13.031369       723,161     1.35%       8.13%      5.25%
        Remaining
         contract
         charges.........    387,762      --         7,809,289     --        --          --
  Fortis Series Fund --
   Global Growth Series
    2001 Lowest contract
     charges.............    805,275  $ 9.502575  $  7,652,186     --          5.39%    (23.79)%
        Highest contract
         charges.........    189,258   11.570115     2,189,731     1.35%       5.39%    (24.82)%
        Remaining
         contract
         charges.........  3,864,623      --        79,955,047     --        --          --
  Fortis Series Fund --
   Aggressive Growth
   Series
    2001 Lowest contract
     charges.............  1,232,916  $13.456876  $ 16,591,232     --         11.29%    (20.18)%
        Highest contract
         charges.........    262,097   15.033088     3,940,125     1.35%      11.29%    (21.26)%
        Remaining
         contract
         charges.........  3,431,819      --        75,039,660     --        --          --
  Fortis Series Fund --
   Growth & Income Series
    2001 Lowest contract
     charges.............    361,200  $ 9.753659  $  3,523,020     --          8.79%     (9.57)%
        Highest contract
         charges.........    128,875   16.068701     2,070,850     1.35%       8.79%    (10.79)%
        Remaining
         contract
         charges.........  1,677,057      --        37,415,151     --        --          --
  Fortis Series Fund --
   High Yield Series
    2001 Lowest contract
     charges.............    124,794  $ 9.347741  $  1,166,540     --         12.27%      1.25%
        Highest contract
         charges.........     44,191   10.455307       462,034     1.35%      12.27%     (0.12)%
        Remaining
         contract
         charges.........    407,893      --         4,881,209     --        --          --
  Fortis Series Fund --
   International Stock
   Series II
    2001 Lowest contract
     charges.............    151,562  $ 7.165637  $  1,086,039     --        --         (21.48)%
        Highest contract
         charges.........     68,216    9.415161       642,262     1.35%     --         (22.54)%
        Remaining
         contract
         charges.........    473,220      --         5,432,618     --        --          --
  Fortis Series Fund --
   Multisector Bond
    2001 Lowest contract
     charges.............     75,489  $10.761775  $    812,398     --        --           5.61%
        Highest contract
         charges.........     30,138   11.430893       344,506     1.35%     --           4.19%
        Remaining
         contract
         charges.........    186,281      --         2,444,866     --        --          --
  Fortis Series Fund --
   International Stock
   Series
    2001 Lowest contract
     charges.............    552,133  $ 8.060375  $  4,450,400     --          8.49%    (24.28)%
        Highest contract
         charges.........    163,325   11.141490     1,819,685     1.35%       8.49%    (25.30)%
        Remaining
         contract
         charges.........  1,697,712      --        22,573,644     --        --          --
  Fortis Series Fund --
   Value Series
    2001 Lowest contract
     charges.............    434,939  $11.334465  $  4,929,806     --         13.05%     (2.54)%
        Highest contract
         charges.........    108,359   17.945997     1,944,610     1.35%      13.05%     (3.86)%
        Remaining
         contract
         charges.........  1,054,057      --        19,001,419     --        --          --

_____________________________________ SA-30 ____________________________________

                                                                          INVESTMENT
                                         UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           ---------  ----------  -------------  -------  ----------  ---------
  Fortis Series Fund --
   S&P 500 Index Series
    2001 Lowest contract
     charges.............  1,609,810  $ 8.652377  $ 13,928,685     --          3.52%    (12.28)%
        Highest contract
         charges.........    277,130   17.260392     4,783,367     1.35%       3.52%    (13.47)%
        Remaining
         contract
         charges.........  3,038,402      --        52,606,723     --        --          --
  Fortis Series Fund --
   Blue Chip Series
    2001 Lowest contract
     charges.............  1,194,213  $ 9.294581  $ 11,099,709     --        --         (14.42)%
        Highest contract
         charges.........    211,775   17.692316     3,746,794     1.35%     --         (15.57)%
        Remaining
         contract
         charges.........  2,091,570      --        37,060,759     --        --          --
  Fortis Series Fund --
   Mid Cap Stock Series
    2001 Lowest contract
     charges.............    362,197  $11.631253  $  4,212,806     --          0.32%     (4.17)%
        Highest contract
         charges.........    592,795   10.685723       592,795     1.35%       0.32%     (5.47)%
        Remaining
         contract
         charges.........    407,285      --         4,381,253     --        --          --
  Fortis Series Fund --
   Large Cap Growth
   Series
    2001 Lowest contract
     charges.............    974,746  $ 8.060779  $  7,857,209     --        --         (14.90)%
        Highest contract
         charges.........    163,875   10.028841     1,643,473     1.35%     --         (16.05)%
        Remaining
         contract
         charges.........    797,068      --         8,047,134     --        --          --
  Fortis Series Fund --
   Small Cap Value Series
    2001 Lowest contract
     charges.............    423,921  $16.444170  $  6,971,029     --        --          21.01%
        Highest contract
         charges.........     81,823   15.945081     1,304,668     1.35%     --          19.37%
        Remaining
         contract
         charges.........    658,656      --        10,572,771     --        --          --
  Fortis Series Fund --
   Global Equity
    2001 Lowest contract
     charges.............    148,968  $ 8.447903  $  1,258,469     --          0.74%     (9.62)%
        Highest contract
         charges.........     16,124    8.259723       133,183     1.35%       0.74%    (10.84)%
        Remaining
         contract
         charges.........     38,125      --           315,841     --        --          --
  Fortis Series Fund --
   Investors Growth
    2001 Lowest contract
     charges.............    388,359  $ 6.757759  $  2,624,440     --        --         (24.79)%
        Highest contract
         charges.........     40,265    6.607114       266,034     1.35%     --         (25.80)%
        Remaining
         contract
         charges.........    104,006      --           689,256     --        --          --
  Fortis Series Fund --
   Blue Chip II
    2001 Lowest contract
     charges.............    350,372  $ 6.824708  $  2,391,186     --        --         (22.50)%
        Highest contract
         charges.........     27,268    6.672587       181,946     1.35%     --         (23.55)%
        Remaining
         contract
         charges.........     86,438      --           578,500     --        --          --
Fortis Series Fund --
 Capital Opportunities
    2001 Lowest contract
     charges.............    249,148  $ 6.745603  $  1,680,655     --        --         (23.63)%
        Highest contract
         charges.........     23,777    6.595191       156,815     1.35%     --         (24.66)%
        Remaining
         contract
         charges.........    114,609      --           758,159     --        --          --
Fortis Series Fund --
 American Leaders
    2001 Lowest contract
     charges.............     50,895  $10.449924  $    515,051     --          0.72%     (3.49)%
        Highest contract
         charges.........     13,056    9.894685       129,184     1.35%       0.72%     (4.79)%
        Remaining
         contract
         charges.........     59,566      --           591,169     --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-31 ____________________________________

                       REPORT OF INDEPENDENT ACCOUNTANTS
                  --------------------------------------------

To the Board of Directors and Shareholder of Fortis Benefits Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, of changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company, an indirect, wholly-owned subsidiary of Fortis (SA/NV) and Fortis N.V. (the Company) at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial statements of the Company as of December 31, 1999 were audited by other independent accountants whose report dated February 17, 2000 expressed an unqualified opinion on those statements.

February 15, 2002                                     PRICEWATERHOUSECOOPERS LLP

                         REPORT OF INDEPENDENT AUDITORS
              ----------------------------------------------------

The Board of Directors
Fortis Benefits Insurance Company

We have audited the accompanying statement of operations, changes in equity and comprehensive income, and cash flow of Fortis Benefits Insurance Company (the Company), for the year ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the Company's results of operations and cash flows for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

February 17, 2000                                          /s/ ERNST & YOUNG LLP

                       FORTIS BENEFITS INSURANCE COMPANY
                                 BALANCE SHEETS

                                                                            DECEMBER 31
------------------------------------------------------------------------------------------------

                                                                                        2000
                                                                      2001           (restated)
------------------------------------------------------------------------------------------------
                                                                    (In thousands, except share
                                                                               data)
ASSETS
  Investments:
    Fixed maturities, at fair value (amortized cost 2001 --
     $2,744,158; 2000 -- $3,270,943)                               $ 2,785,442       $ 3,236,446
    Equity securities, at fair value (cost 2001 -- $114,049;
     2000 -- $91,266)                                                  115,348            88,014
    Mortgage loans on real estate, less allowance for
     possible losses (2001 -- $13,118; 2000 -- $11,085)                655,211           856,213
    Policy loans                                                         9,935           111,594
    Short-term investments                                             258,790           171,351
    Real estate and other investments                                   64,424            41,712
------------------------------------------------------------------------------------------------
                                                                     3,889,150         4,505,330
------------------------------------------------------------------------------------------------
  Cash and cash equivalents                                             11,704            17,084
  Receivables:
    Uncollected premiums                                                63,080            68,182
    Reinsurance recoverable on unpaid and paid losses                1,104,617           105,097
    Other                                                               34,027            53,096
------------------------------------------------------------------------------------------------
                                                                     1,201,724           226,375
------------------------------------------------------------------------------------------------
  Accrued investment income                                             50,999            63,330
  Deferred policy acquisition costs                                    108,406           533,313
  Property and equipment at cost, less accumulated
   depreciation                                                          4,972            20,893
  Federal income tax recoverable                                            --             6,029
  Deferred federal income taxes                                        193,022            45,779
  Other assets                                                          12,780             3,543
  Due from affiliates                                                   12,044                --
  Goodwill, less accumulated amortization (2001 -- $5,720;
   2000 -- $4,195)                                                     167,992            26,690
  Assets held in separate accounts                                   4,372,559         5,184,083
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $10,025,352       $10,632,449
------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                          STATEMENTS OF BALANCE SHEETS

                                                                            DECEMBER 31
------------------------------------------------------------------------------------------------

                                                                                        2000
                                                                      2001           (restated)
------------------------------------------------------------------------------------------------
                                                                    (In thousands, except share
                                                                               data)
POLICY RESERVES AND LIABILITIES AND SHAREHOLDER'S EQUITY
  Policy reserves and liabilities:
    Future policy benefit reserves:
      Traditional and pre-need life insurance                      $ 1,796,952       $ 1,854,095
      Interest sensitive and investment products                     1,052,932         1,027,079
      Accident and health                                            1,110,436         1,007,789
------------------------------------------------------------------------------------------------
                                                                     3,960,320         3,888,963
------------------------------------------------------------------------------------------------
    Unearned revenues                                                   54,811            35,132
    Other policy claims and benefits payable                           265,702           244,755
    Policyholder dividends payable                                       2,023             9,470
------------------------------------------------------------------------------------------------
                                                                     4,282,856         4,178,320
------------------------------------------------------------------------------------------------
    Accrued expenses                                                    92,783            76,041
    Current income taxes payable                                        80,306                --
    Other liabilities                                                  106,220           118,975
    Dividends declared and unpaid                                           --            75,000
    Deferred gain on reinsurance ceded                                 369,833            25,909
    Due to affiliates                                                       --             7,883
    Liabilities related to separate accounts                         4,372,559         5,159,275
------------------------------------------------------------------------------------------------
                       TOTAL POLICY RESERVES AND LIABILITIES         9,304,557         9,641,403
------------------------------------------------------------------------------------------------
  Shareholder's equity:
    Common stock, $5 par value: authorized, issued and
     outstanding shares -- 1,000,000                                     5,000             5,000
    Additional paid-in capital                                         516,570           645,757
    Retained earnings                                                  170,811           363,452
    Unrealized gain (loss) on available-for-sale securities
     (net of deferred taxes 2001 -- $16,099; 2000 --
     $(11,880))                                                         29,899           (22,063)
    Unrealized gain on assets held in separate accounts (net
     of deferred taxes 2000 -- $113)                                        --               210
    Unrealized loss due to foreign currency exchange                    (1,485)           (1,310)
------------------------------------------------------------------------------------------------
                                  TOTAL SHAREHOLDER'S EQUITY           720,795           991,046
------------------------------------------------------------------------------------------------
     TOTAL POLICY RESERVES AND LIABILITIES AND SHAREHOLDER'S
                                                      EQUITY       $10,025,352       $10,632,449
------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                              STATEMENTS OF INCOME

                                                                          YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------------------------

                                                                                    2000             1999
                                                                   2001          (restated)       (restated)
------------------------------------------------------------------------------------------------------------
                                                                              (in thousands)
REVENUES:
  Insurance operations:
  Traditional and pre-need life insurance premiums              $  497,053       $  492,288       $  383,654
  Interest sensitive and investment product policy
   charges                                                          49,690          159,728          141,299
  Accident and health insurance premiums                         1,000,935          952,228        1,003,128
------------------------------------------------------------------------------------------------------------
                                                                 1,547,678        1,604,244        1,528,081
------------------------------------------------------------------------------------------------------------
  Net investment income                                            306,377          331,380          289,719
  Net realized (losses) gains on investments                       (34,437)         (21,629)          18,854
  Amortization of gain on reinsured business                        52,179            5,000            1,101
  Other income                                                      13,161            9,607           11,663
------------------------------------------------------------------------------------------------------------
                                           TOTAL REVENUES        1,884,958        1,928,602        1,849,418
------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Benefits to policyholders:
    Traditional and pre-need life insurance                        422,478          413,326          303,139
    Interest sensitive investment products                          39,701           89,062           96,116
    Accident and health claims                                     773,926          750,048          812,144
------------------------------------------------------------------------------------------------------------
                                                                 1,236,105        1,252,436        1,211,399
------------------------------------------------------------------------------------------------------------
  Policyholder dividends                                               966            2,685            3,114
  Amortization of deferred policy acquisition costs                 55,936           55,311           50,274
  Insurance commissions                                            141,623          131,772          130,814
  General and administrative expenses                              287,495          348,968          319,275
------------------------------------------------------------------------------------------------------------
                              TOTAL BENEFITS AND EXPENSES        1,722,125        1,791,172        1,714,876
------------------------------------------------------------------------------------------------------------
Income before federal income taxes                                 162,833          137,430          134,542
Federal income taxes                                                55,474           44,820           44,869
------------------------------------------------------------------------------------------------------------
                                               NET INCOME       $  107,359       $   92,610       $   89,673
------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                                                Accumulated
                                                                                                   Other
                                                    Common   Additional Paid-In    Retained    Comprehensive
                                         Total      Stock         Capital          Earnings    (Loss) Income
------------------------------------------------------------------------------------------------------------
                                                                  (In thousands)
Balance, December 31, 1998 (restated)  $1,060,655   $5,000        $645,757         $337,655      $  72,243
Comprehensive income :
  Net income                               89,673      --               --           89,673             --
  Change in unrealized losses on
   investments, net                      (150,037)     --               --               --       (150,037)
------------------------------------------------------------------------------------------------------------
  Total comprehensive loss                (60,364)
------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999 (restated)   1,000,291   5,000          645,757          427,328        (77,794)
Comprehensive income :
  Net income                               92,610      --               --           92,610             --
  Change in unrealized gain on
   investments, net                        54,631      --               --               --         54,631
------------------------------------------------------------------------------------------------------------
  Total comprehensive income              147,241
  Dividend                               (156,486)     --               --         (156,486)            --
------------------------------------------------------------------------------------------------------------
Balance, December 31, 2000 (restated)     991,046   5,000          645,757          363,452        (23,163)
Comprehensive income :
  Net income                              107,359      --               --          107,359             --
  Change in unrealized gain on
   investments, net                        51,577      --               --               --         51,577
------------------------------------------------------------------------------------------------------------
  Total comprehensive income              158,936
  Net deemed dividend to parent          (129,187)     --         (129,187)              --             --
  Dividend                               (300,000)     --               --         (300,000)            --
------------------------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2001  $  720,795   $5,000        $516,570         $170,811      $  28,414
------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                      YEARS ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------

                                                                               2000          1999
                                                                 2001       (restated)    (restated)
-----------------------------------------------------------------------------------------------------
                                                                          (In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $   107,359   $    92,610   $    89,673
  Adjustments to reconcile net income to net cash provided
   by operating activities:
    Provision for depreciation and amortization of goodwill         2,769         6,628        14,602
    Amortization of gain on reinsured business                    (52,179)       (5,000)       (1,101)
    Amortization of investment (discounts) premiums, net           (8,065)        4,190         5,997
    Net realized losses (gains) on sold investments                28,529        18,500       (18,903)
    Write-off of investment                                         5,907         3,129            --
    Policy acquisition costs deferred                             (74,993)     (118,826)     (105,888)
    Amortization of deferred policy acquisition costs              55,936        55,311        50,274
    Provision for deferred federal income taxes                  (147,243)       (8,093)       20,317
    Decrease in income taxes recoverable                          163,445       (13,963)         (866)
    Change in receivables, accrued investment income,
     unearned premiums, accrued expenses, other assets, due
     to and from affiliates and other liabilities                  37,210       (51,691)         (914)
    Increase (decrease) in future policy benefit reserves
     for traditional, interest sensitive and accident and
     health policies                                              121,712       165,148       120,142
    Increase (decrease) in other policy claims and benefits
     and policyholder dividends payable                            13,360       (25,303)        5,012
    Other                                                          (1,947)          174            --
-----------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      251,800       122,814       178,345
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of fixed maturity investments                      (1,400,355)   (1,757,391)   (2,149,606)
  Sales and repayments of fixed maturity investments            1,729,692     1,992,838     2,134,102
  (Increase) decrease in short-term investments                   (87,459)      (47,669)      (45,461)
  Purchases of other investments                                 (222,285)     (363,978)     (305,889)
  Sales of other investments                                      294,350       298,927       353,267
  Sales (purchases) of property and equipment                      17,190          (603)       (7,213)
  Cash received pursuant to reinsurance agreement                 (27,176)       17,591         3,374
  Cash paid pursuant to reinsurance agreement                    (162,003)           --            --
-----------------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES      141,954       139,715       (17,426)
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Activities related to investment products:
    Considerations received                                        43,713       226,139       237,375
    Surrenders and death benefits                                 (79,329)     (448,349)     (416,537)
    Interest credited to policyholders                              7,174        32,886        39,855
  Dividend                                                       (375,000)      (81,486)           --
  Change in foreign exchange rate                                   4,308         2,731        (5,077)
-----------------------------------------------------------------------------------------------------
                       NET CASH USED IN FINANCING ACTIVITIES     (399,134)     (268,079)     (144,384)
-----------------------------------------------------------------------------------------------------
(Decrease) increase in cash and cash equivalents                   (5,380)       (5,550)       16,535
Cash and cash equivalents at beginning of year                     17,084        22,634         6,099
-----------------------------------------------------------------------------------------------------
                    CASH AND CASH EQUIVALENTS AT END OF YEAR  $    11,704   $    17,084   $    22,634
-----------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                   YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------------

                                                                 2001         2000       1999
------------------------------------------------------------------------------------------------
                                                                        (In thousands)
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES:
  Assets and liabilities transferred in reinsurance
   transactions (Note 9):
    Cessations of FFG in 2001 and LTC in 2000:
      Non-cash assets (ceded) received:
        Compensation for ceded liabilities                    $  (500,000)  $     --   $      --
        Fixed maturities                                         (161,579)        --          --
        Other investments                                        (196,987)        --          --
        Capital gains on assets transferred                           582         --          --
        Other assets                                              (20,367)      (157)         --
        Deferred acquisition costs                               (441,555)   (20,829)         --
------------------------------------------------------------------------------------------------
                      TOTAL VALUE OF ASSETS (CEDED) RECEIVED  $(1,319,906)  $(20,986)  $      --
------------------------------------------------------------------------------------------------
      Non-cash liabilities ceded (assumed):
        Ceding commission                                     $   500,000   $     --   $      --
        Future policy benefit reserves                          1,049,137     15,086          --
        Claim liabilities and dividends payable                    14,928          7          --
        Unearned premium reserves                                     241      7,641          --
        Separate accounts seed money liability                    (21,387)        --          --
        Other liabilities                                           1,515       (320)         --
        Proceeds reallocation                                     198,750         --          --
------------------------------------------------------------------------------------------------
                           TOTAL LIABILITIES CEDED (ASSUMED)  $ 1,743,184   $ 22,414   $      --
------------------------------------------------------------------------------------------------
      Deemed dividend to parent                               $  (198,750)  $     --   $      --
      Deferred tax asset                                           69,563         --          --
------------------------------------------------------------------------------------------------
                               NET DEEMED DIVIDEND TO PARENT  $  (129,187)  $     --   $      --
------------------------------------------------------------------------------------------------
    Assumptions of Protective DBD in 2001 and UFL in 1999:
      Non-cash assets assumed:
        Fixed maturities                                      $        --   $     --   $ 517,091
        Other investments                                              --         --     121,696
        Goodwill and intangibles                                  143,204         --          --
        Other assets                                               20,890         --      12,763
        Deferred acquisition costs                                     --         --      35,882
        Federal income tax recoverable                             77,110         --          --
------------------------------------------------------------------------------------------------
                                        TOTAL ASSETS ASSUMED  $   241,204   $     --   $ 687,432
------------------------------------------------------------------------------------------------
      Non-cash liabilities assumed
        Future policy benefit reserves                        $   (21,913)  $     --   $(685,932)
        Unearned premium reserves                                 (13,975)        --          --
        Claim liabilities and dividends payable                   (15,068)        --      (4,874)
        Accrued expenses and other liabilities                    (28,245)        --          --
------------------------------------------------------------------------------------------------
                                   TOTAL LIABILITIES ASSUMED  $   (79,201)  $     --   $(690,806)
------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Fortis Benefits Insurance Company (the Company) is an indirect wholly-owned subsidiary of Fortis, Inc. (Fortis), which itself is an indirect, wholly-owned subsidiary of Fortis (SA/NV) and Fortis N.V. The Company is incorporated in Minnesota and distributes its products in all states except New York. The Company's revenues are derived principally from group employee benefits products and from individual pre-need products.

Effective March 1, 2000, the Company sold through cessation long-term care insurance business to John Hancock Life Insurance Company on a 100% co-insurance basis. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

Effective April 1, 2001, the Company sold through cessation certain individual life insurance policies and annuity contracts to Hartford Life Insurance and Annuity Company on a 100% co-insurance basis and it's Separate Accounts business on a 100% modified co-insurance basis. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

Effective July 1, 2001, the Company completed a statutory merger in which Pierce National Life Insurance Company (PNL), a California insurance company, merged with and into the Company (the Merger). Immediately prior to the Merger, both the Company and PNL were indirect wholly owned subsidiaries of Fortis, Inc., a Nevada corporation and a holding company for certain insurance companies in the United States. The Merger was completed as part of an internal reorganization being effected by Fortis, Inc. with respect to certain of its life and health insurance companies. Prior period financial statements have been restated to reflect the merger.

On December 31, 2001, the Company purchased the Dental Benefits Division of Protective Life Corporation. The Purchase includes group dental, group life and group disability insurance products. The Company will reinsure these insurance products on a 100% co-insurance basis and perform administration of such insurance products. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2000, the Company adopted Statement of Position ("SOP") 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts that do not Transfer Insurance Risk. SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk. The adoption of SOP 98-7 did not have a material effect on the Company's results of operations or financial position.

In June 2001, the Financial Accounting Standards Board issued statement of Financial Accounting Standards (SFAS) 141, Business Combinations, and SFAS 142, Goodwill and Other Intangible Assets. SFAS 141 addresses financial accounting and reporting for business combinations and requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method. The Company applied the provisions of SFAS 141 for all business combinations subsequent to June 30, 2001. SFAS 142 eliminates the amortization of goodwill and certain intangible assets that are deemed to have indefinite lives and requires such assets to be tested for impairment and to be written down to fair value, if necessary. The Company is currently assessing its goodwill for impairment and has not yet determined whether or to what extent this new statement will affect the financial statements.

INVESTMENTS

The Company's investment strategy is developed based on many factors including insurance liability matching, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

All fixed maturity investments and all marketable equity securities are classified as available-for-sale and carried at fair value.

Changes in fair values of available for sale securities, after related deferred income taxes and after adjustment for the changes in the pattern of amortization of deferred policy acquisition costs and participating policyholder dividends, are reported directly in shareholder's equity as accumulated other comprehensive income and, accordingly, have no effect on net income. The unrealized appreciation or depreciation is net of deferred policy acquisition cost amortization and taxes that would have been required as a charge or credit to income had such unrealized amounts been realized.

Mortgage loans constitute first liens on commercial real estate and other income producing properties. The insurance statutes in Minnesota generally require that the initial principal loaned not exceed 80% of the appraised value of the property securing the loan. The Company's policy fully complies with this statute. Mortgage loans on real estate are reported at amortized cost, less allowance for possible losses. The change in the allowance for possible losses is recorded with realized gains and losses on investments.

Policy loans are reported at their unpaid balance. Short-term investments are carried at cost which approximates fair value.

Real estate and other investments consist principally of property acquired in satisfaction of debt and limited partnerships, respectively. Real estate is recorded at cost or carrying value of loans foreclosed less allowances for depreciation. The Company provides for depreciation on a straight-line basis over the estimated useful lives. Other investments are accounted for using the equity method of accounting.

Realized gains and losses on sales of investments, and declines in value judged to be other-than-temporary, are recognized on the specific identification basis. Investment income is recorded as earned.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, which vary with and are directly related to the production of new business, are deferred to the extent recoverable and amortized. For traditional and pre-need life insurance and long-term care products (included as accident and health products), such costs are amortized over the premium paying period. For interest sensitive and investment products, such costs are amortized in relation to expected future gross profits. Estimation of future gross profits requires significant management judgment and is reviewed periodically. As excess amounts of deferred costs over future premiums or gross profits are identified, such excess amounts are expensed.

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost less accumulated depreciation. The Company provides for depreciation principally on the straight-line method over the estimated useful lives of the related property. Depreciation expense was $1,243, $4,831 and $12,809 for the years ended December 31, 2001, 2000 and 1999, respectively.

INCOME TAXES

Income taxes have been provided using the liability method. Deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting and the tax bases and are measured using the currently enacted tax rates.

GUARANTY FUND ASSESSMENTS

There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.

SEPARATE ACCOUNTS

Effective April 1, 2001, the Company sold through cessation its separate accounts business to Hartford Life Insurance and Annuity Company on a 100% modified co-insurance basis. Reinsurance ceded would become a liability of the Company in the event the reinsurers are unable to meet the obligations assumed under the reinsurance agreement. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

Revenues and expenses related to the separate account assets and liabilities are excluded from the amounts reported in the accompanying statements of income.

Assets and liabilities associated with the separate accounts relate to deposits and annuity considerations for variable life and variable annuity products for which the contract owner, rather than the Company, bears the investment risk. Separate account assets are reported at fair value and represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners.

The Company received mortality and expense risk fees from the separate accounts, deducted monthly cost of insurance charges, and received minimum death benefit guarantee fees along with issue and administrative fees from the variable life insurance separate accounts prior to the sale.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company made periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

REVENUE RECOGNITION AND FUTURE POLICY BENEFIT RESERVES

Premiums for traditional life insurance and pre-need life products are recognized as revenues when due over the premium-paying period. Reserves for future policy benefits are computed using the net level method and include investment yield, mortality, withdrawal, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible unfavorable deviations.

Revenues for interest sensitive and investment products consist of charges assessed against policy account balances during the period for the cost of insurance, policy administration, and surrender charges. Future policy benefit reserves are computed under the retrospective deposit method and consist of policy account balances before applicable surrender charges. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest crediting rates for universal life and investment products ranged from 3% to 14% in 2001, 4% to 15% in 2000 and 3.5% to 12% in 1999.

A portion of the Company's pre-need life products provide an increasing future benefit tied typically to the U.S. Consumer Price Index or a targeted growth rate established at management's discretion. All pre-need life products that have death benefit increases made at management's discretion are accounted for as interest-sensitive life products.

Premiums for accident and health insurance products, including medical, long- and short-term disability and dental insurance products, are recognized as revenues ratably over the contract period in proportion to the risk insured. Reserves for future disability benefits are based on the 1987 Commissioners Group Disability Table. The valuation interest rate is the Single Premium Immediate Annuity valuation rate less 100 basis points. Claims in the first five years are modified based on the Company's actual experience.

Other policy claims and benefits payable for reported and incurred but not reported claims and related claims adjustment expenses are determined using case-basis estimates and past experience. The methods of making such estimates and establishing the related liabilities are continually reviewed and updated. Any adjustments resulting therefrom are reflected in income currently.

COMPREHENSIVE INCOME
Comprehensive income is comprised of net income and other comprehensive income which includes unrealized gains and losses adjusted for the impact of gains and losses realized during the current year on securities classified as available-for-sale, net of the effect on deferred policy acquisition costs and taxes.
STATEMENTS OF CASH FLOWS

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

RECLASSIFICATIONS

Certain amounts in the 2000 and 1999 financial statements have been reclassified to conform to the 2001 presentation.

3. INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES
The following is a summary of the available-for-sale securities:

                                                                Gross              Gross
                                           Amortized          Unrealized         Unrealized
                                              Cost              Gains              Losses           Fair Value
                                           -------------------------------------------------------------------
AT DECEMBER 31, 2001:
  Fixed maturities:
    Governments                            $  216,644          $ 3,554            $  3,583          $  216,615
    Public utilities                          191,860            4,777               4,834             191,803
    Industrial and miscellaneous            2,048,100           69,239              34,104           2,083,235
    Other                                     287,554            6,701                 466             293,789
                                           -------------------------------------------------------------------
Total fixed maturities                      2,744,158           84,271              42,987           2,785,442
  Equity securities                           114,049            6,012               4,713             115,348
                                           -------------------------------------------------------------------
                                    TOTAL  $2,858,207          $90,283            $ 47,700          $2,900,790
                                           -------------------------------------------------------------------
AT DECEMBER 31, 2000:
  Fixed maturities:
    Governments                            $  420,539          $18,176            $    601          $  438,114
    Public utilities                          267,144            4,182               5,121             266,205
    Industrial and miscellaneous            2,313,100           30,665              85,376           2,258,389
    Other                                     270,160            4,941               1,363             273,738
                                           -------------------------------------------------------------------
Total fixed maturities                      3,270,943           57,964              92,461           3,236,446
  Equity securities                            91,266            5,160               8,412              88,014
                                           -------------------------------------------------------------------
                                    TOTAL  $3,362,209          $63,124            $100,873          $3,324,460
                                           -------------------------------------------------------------------

The amortized cost and fair value of available-for-sale investments in fixed maturities at December 31, 2001, by contractual maturity, are shown below.

                                                              Amortized
                                                                 Cost            Fair Value
                                                              -----------------------------
Due in one year or less                                       $  140,972         $  142,518
Due after one year through five years                            440,342            453,284
Due after five years through ten years                           981,551            990,470
Due after ten years                                            1,181,293          1,199,170
                                                              -----------------------------
                                                       TOTAL  $2,744,158         $2,785,442
                                                              -----------------------------

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

MORTGAGE LOANS

The Company has issued commercial mortgage loans on properties located throughout the United States. Approximately 36% and 37% of outstanding principal is concentrated in the states of New York, California and Florida, at December 31, 2001 and 2000, respectively. Loan commitments outstanding totaled $0 and $8,000 at December 31, 2001 and 2000 respectively.

INVESTMENTS ON DEPOSIT

The Company had fixed maturities carried at $64,176 and $93,940 at December 31, 2001 and 2000, respectively, on deposit with various governmental authorities as required by law.

NET UNREALIZED GAINS (LOSSES)

The adjusted net unrealized gains (losses) on investments recorded in accumulated other comprehensive income for the year ended December 31, are set forth below:

                                                            Before-Tax         Tax Benefit         Net-of-Tax
                                                              Amount            (Expense)            Amount
                                                            -------------------------------------------------
December 31, 2001:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                            $ 123,988           $(43,904)          $  76,168
    Increase in amortization of deferred policy
     acquisition costs                                         (1,752)               612              (1,140)
    Reclassification for gains (losses) realized in net
     income                                                   (42,061)            14,694             (23,451)
                                                            -------------------------------------------------
                                  OTHER COMPREHENSIVE GAIN  $  80,175           $(28,598)          $  51,577
                                                            -------------------------------------------------
December 31, 2000:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                            $ 117,559           $(41,145)          $  76,414
    Increase in amortization of deferred policy
     acquisition costs                                         (2,314)               810              (1,504)
    Reclassification for gains (losses) realized in net
     income                                                   (31,198)            10,919             (20,279)
                                                            -------------------------------------------------
                                  OTHER COMPREHENSIVE GAIN  $  84,047           $(29,416)          $  54,631
                                                            -------------------------------------------------
December 31, 1999:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                            $(256,773)          $ 89,871           $(166,902)
    Decrease in amortization of deferred policy
     acquisition costs                                          9,142             (3,200)              5,942
    Reclassification for gains (losses) realized in net
     income                                                    16,805             (5,882)             10,923
                                                            -------------------------------------------------
                                  OTHER COMPREHENSIVE LOSS  $(230,826)          $ 80,789           $(150,037)
                                                            -------------------------------------------------

NET INVESTMENT INCOME AND NET REALIZED (LOSSES) GAINS ON INVESTMENTS

Major categories of net investment income and realized (losses) gains on investments for each year were as follows:

                                                                                  2000               1999
                                                                2001           (restated)         (restated)
                                                              ----------------------------------------------
NET INVESTMENT INCOME:
  Fixed maturities                                            $217,535          $240,163           $215,664
  Equity securities                                             16,967            15,842              8,274
  Mortgage loans on real estate                                 65,524            72,278             59,307
  Policy loans                                                   2,156             7,114              5,664
  Short-term investments                                           939               600                979
  Real estate and other investments                              9,428             2,877              6,695
                                                              ----------------------------------------------
                                                               312,549           338,874            296,583
  Expenses                                                      (6,172)           (7,494)            (6,864)
                                                              ----------------------------------------------
                                                              $306,377          $331,380           $289,719
                                                              ----------------------------------------------
NET REALIZED (LOSSES) GAINS ON INVESTMENTS:
  Fixed maturities                                            $(35,594)         $(35,889)          $(17,060)
  Equity securities                                             (6,467)            4,691             33,865
  Mortgage loans on real estate                                  7,810                --                 --
  Short-term investments                                          (129)              120                (50)
  Real estate and other investments                                (57)            9,449              2,099
                                                              ----------------------------------------------
                                                              $(34,437)         $(21,629)          $ 18,854
                                                              ----------------------------------------------

Proceeds from sales of investments in fixed maturities were $1,729,692, $1,992,838 and $2,134,102 in 2001, 2000 and 1999, respectively. Gross gains of
$47,473, $16,692 and $12,918 and gross losses of $83,067, $52,581 and $29,978 were realized on the sales in 2001, 2000 and 1999, respectively.

4. DEFERRED POLICY ACQUISITION COSTS

The changes in deferred policy acquisition costs by product were as follows:

                                                           Interest Sensitive
                                   Traditional and           and Investment             Accident
                                    Pre-Need Life               Products               and Health           Total
                                   --------------------------------------------------------------------------------
Balance, December 31, 1999            $107,679                  $ 366,724               $ 18,498          $ 492,901
Acquisition costs deferred              20,866                     95,284                  2,983            119,133
Acquisition costs amortized            (21,806)                   (32,854)               (21,481)           (76,141)
Foreign currency conversion               (262)                        (4)                    --               (266)
Increased amortization of
 deferred acquisition costs from
 unrealized gains on
 available-for-sale securities              --                     (2,314)                    --             (2,314)
                                   --------------------------------------------------------------------------------
Balance, December 31, 2000             106,477                    426,836                     --            533,313
Acquisition costs deferred              52,413                     22,580                     --             74,993
Acquisition costs amortized            (51,811)                  (445,681)                    --           (497,492)
Foreign currency conversion               (615)                       (41)                    --               (656)
Increased amortization of
 deferred acquisition costs from
 unrealized gains on
 available-for-sale securities              --                     (1,752)                    --             (1,752)
                                   --------------------------------------------------------------------------------
Balance, December 31, 2001            $106,464                  $   1,942               $     --          $ 108,406
                                   --------------------------------------------------------------------------------

Included in total policy acquisition costs amortized in 2001 are $441,555 of acquisition costs and $8,013 of present value of future profits resulting from the reinsurance cession agreement on certain individual life insurance policies and annuity contracts with Hartford Life Insurance Company, which became effective April 1, 2001. See Note 9 "Reinsurance" for more information on the reinsurance transaction.

Included in total policy acquisition costs amortized in 2000 is $20,829 of acquisition costs resulting from the long-term care reinsurance cession agreement with John Hancock Life Insurance Company, which became effective
March 1, 2000. See Note 9, "Reinsurance" for more information on the reinsurance transaction.

5. PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31 for each year follows:

                                                                2001             2000
                                                              -------------------------
Land                                                          $     --         $  1,900
Building and improvements                                        2,106           27,019
Furniture and equipment                                         49,878           79,051
                                                              -------------------------
                                                                51,984          107,970
Less accumulated depreciation                                  (47,012)         (87,077)
                                                              -------------------------
Net property and equipment                                    $  4,972         $ 20,893
                                                              -------------------------

During 2001, land, building and furniture and equipment with book values of $1,900, $15,307, and $1,605, respectively, were sold to Hartford Life and Annuity Insurance Company for $20,791.

6. ACCIDENT AND HEALTH RESERVES

Activity for the liability for unpaid accident and health claims is summarized as follows:

                                                                          Years Ended December 31
                                                                --------------------------------------------
                                                                   2001             2000             1999
                                                                --------------------------------------------
Balance as of January 1, net of reinsurance recoverables        $1,154,773       $1,140,084       $1,062,447
  Add: Incurred losses related to:
    Current year                                                   822,695          753,173          824,944
    Prior years                                                    (36,591)         (25,859)         (12,800)
                                                                --------------------------------------------
                                    TOTAL INCURRED LOSSES          786,104          727,314          812,144
                                                                --------------------------------------------
  Deduct: Paid losses related to:
    Current year                                                   434,095          428,725          468,404
    Prior years                                                    259,202          283,900          266,103
                                                                --------------------------------------------
                                        TOTAL PAID LOSSES          693,297          712,625          734,507
                                                                --------------------------------------------
Balance as of December 31, net of reinsurance
 recoverables                                                   $1,247,580       $1,154,773       $1,140,084
                                                                --------------------------------------------

The table above differs from the amounts reported on the balance sheet in the following respects: (1) the table above is presented net of ceded reinsurance and the accident and health reserves reported on the balance sheet are gross of ceded reinsurance; and (2) the table above includes accident and health benefits payable which are included with other policy claims and benefits payable reported on the balance sheet.

Included in incurred losses presented above related to current year is $12,178 of reserves assumed resulting from the Dental Benefits Division of Protective Life Corporation reinsurance agreement which became effective December 31, 2001. See Note 9 "Reinsurance" for more information on this reinsurance transaction.

Excluded from incurred losses presented above related to prior year is $22,734 of reserves ceded resulting from the long-term care reinsurance agreement with John Hancock Life Insurance Company, which became effective March 1, 2000. See
Note 9 "Reinsurance" for more information on this reinsurance transaction.

In each of the years presented above, the accident and health insurance line of business experienced overall favorable development on claims reserves established as of the previous year end. The favorable development was a result of a reduction of loss reserves due to ongoing analysis of recent loss development trends.

The liability for unpaid accident and health claims includes $1,109,112 and $1,042,180 of total disability income reserves as of December 31, 2001 and 2000, respectively, which were discounted for anticipated interest earnings using a rate which varies by incurral year.

7. FEDERAL INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Fortis. Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Deferred income taxes reflect the net tax effects of temporary differences between the basis of assets and liabilities for financial statement purposes and for income tax purposes.

The significant components of the Company's deferred tax liabilities and assets as of December 31, 2001 and 2000 are as follows:

                                                                     2001           2000
                                                                   -----------------------
Deferred tax assets:
  Deferred gain on reinsurance                                     $129,427       $  3,497
  Separate account assets/liabilities                                 8,418         72,599
  Reserves                                                           24,356         41,171
  Deferred policy acquisition costs                                  23,427             --
  Claims and benefits payable                                         7,706          7,445
  Accrued liabilities                                                 8,229         15,002
  Unrealized losses                                                      --         13,007
  Investments                                                         4,515         14,639
  Other                                                               6,508          8,304
                                                                   -----------------------
                                   TOTAL DEFERRED TAX ASSETS        212,586        175,664
                                                                   -----------------------
Deferred tax liabilities:
Deferred policy acquisition costs                                        --        117,568
  Unrealized gains                                                   16,523            747
  Fixed assets                                                        1,075          3,143
  Investments                                                         1,966          5,632
  Other                                                                  --          2,795
                                                                   -----------------------
                              TOTAL DEFERRED TAX LIABILITIES         19,564        129,885
                                                                   -----------------------
                                      NET DEFERRED TAX ASSET       $193,022       $ 45,779
                                                                   -----------------------

As of December 31, 2001, the Company had a balance of $12,145 in its Policyholder Surplus Account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that certain future events occur.

The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets, and, therefore, no such valuation allowance has been established.

The Company's tax expense (benefit) for the year ended December 31 is shown as follows:

                                                                     2001          2000          1999
                                                                   ------------------------------------
Current                                                            $ 84,696       $52,981       $33,601
Deferred                                                            (29,222)       (8,161)       11,268
                                                                   ------------------------------------
                                                                   $ 55,474       $44,820       $44,869
                                                                   ------------------------------------

Federal income tax payments and refunds resulted in net payments of $8,684, $67,384 and $24,641 in 2001, 2000 and 1999, respectively.

The Company's effective income tax rate varied from the statutory federal income tax rate as follows:

                                                                     2001           2000           1999
                                                                   --------------------------------------
Statutory income tax rate                                            35.0%          35.0%          35.0%
Other, net                                                           (0.9)          (2.1)          (1.7)
                                                                   --------------------------------------
                                                                     34.1%          32.9%          33.3%
                                                                   --------------------------------------

8. ASSETS HELD IN SEPARATE ACCOUNTS

Separate account assets at December 31 were as follows:

                                                                      2001             2000
                                                                   ---------------------------
Premium and annuity considerations for the variable annuity
 products and variable universal life products for which the contract holder, rather than the Company, bears the
 investment risk                                                   $4,372,559       $5,159,275
Assets of the separate accounts owned by the Company, at
 fair value                                                                --           24,808
                                                                   ---------------------------
                                                                   $4,372,559       $5,184,083
                                                                   ---------------------------

9. REINSURANCE

In the second quarter of 1996, First Fortis Life Insurance Company (First Fortis), an affiliate, received approval from the New York State Insurance Department for a reinsurance agreement with the Company. The agreement, which became effective as of January 1, 1996, decreased First Fortis' long-term disability reinsurance retention from a $10 net monthly benefit to a $2 net monthly benefit for claims incurred on and after January 1, 1996. The Company has assumed $6,622, $6,884 and $6,580 of premium from First Fortis in 2001, 2000 and 1999, respectively. The Company has assumed $17,480 and $14,366 of reserves in 2001 and 2000, respectively, from First Fortis.

In the fourth quarter of 1999, United Family Life Insurance Company (UFL), an affiliate, received approval from the state of Georgia for a reinsurance agreement with the Company. The agreement, which became effective October 1, 1999, provided for the cession of substantially all of UFL's pre-need life insurance business on a 100% co-insurance basis. The Company assumed approximately $690,806 of reserves and received approximately $654,924 of cash, investments (primarily fixed maturities and mortgages) and other assets as of October 1, 1999. The $35,882 ceding commission was capitalized as an acquisition cost. The Company has assumed premium from UFL of $35,919 in 2001 and $63,069 in 2000. The Company has assumed $696,961 and $679,969 of reserves in 2001 and 2000, respectively, from UFL.

In the first quarter of 2000, the Company entered into a reinsurance agreement with John Hancock Life Insurance Company (John Hancock) for the sale of the Long-Term Care (LTC) line of business. The sale of the LTC line of business was effective March 1, 2000. The Company recorded a gain on this transaction of $19,019. The gain has been deferred and is being amortized as the level of direct inforce LTC policies decreases over future years, not to exceed 30 years. The amount of gain amortized was $2,581 and $3,100 in 2001 and 2000, respectively. The Company ceded $69,719 and $41,309 of premiums and $62,637 and $32,222 of reserves to John Hancock in 2001 and 2000 respectively.

In the second quarter of 2001, the Company entered into a reinsurance agreement with Hartford Life Insurance and Annuity Company (Hartford) for the sale (Sale) of its Fortis Financial Group division (the Division). The Division includes, among other blocks of business, certain individual life insurance policies and annuity contracts (collectively, the Insurance Contracts) written by the Company. Certain of the Insurance Contracts permit investment in, among other investment options, various series of the Fortis Series Fund.

To effect the Sale as it relates to the Company, The Hartford reinsured the Insurance Contracts on a 100% coinsurance basis (or 100% modified coinsurance basis for the Separate Accounts block) and agreed to administer the Insurance Contracts going forward. The Company received in connection with the Sale aggregate cash consideration of approximately $500 million from The Hartford. The reinsurance transaction resulted in a gain of $396,102 which was deferred and will be amortized into income at the rate that earnings from the business sold would have expected to emerge. The amount of gain amortized in 2001 was $47,928.

In the fourth quarter of 2001, the Company entered into a reinsurance agreement with Protective Life Corporation (Protective). The agreement, which became effective December 31, 2001, provided for the assumption of Protective's Dental Benefits Division on a 100% co-insurance basis. The Company assumed approximately $79,000 of reserves, $241,000 of assets including $143,000 of goodwill, and paid cash of approximately $162,000 as of December 31, 2001.

The maximum amount that the Company retains on any one life is $1,300 of life insurance including accidental death. Amounts in excess of $1,300 are reinsured with other life insurance companies on a yearly renewable term basis.

Ceded reinsurance premiums for the year ended December 31 were as follows:

                                                                     2001          2000          1999
                                                                   ------------------------------------
Life insurance                                                     $435,917       $17,048       $11,167
Accident and health insurance                                        76,132        48,427        17,824
                                                                   ------------------------------------
                                                                   $512,049       $65,475       $28,991
                                                                   ------------------------------------

Recoveries under reinsurance contracts for the year ended December 31 were as follows:

                                                                     2001           2000          1999
                                                                   -------------------------------------
Life insurance                                                      $52,548        $ 6,686       $ 2,160
Accident and health insurance                                         7,420          8,535        13,669
                                                                   -------------------------------------
                                                                    $59,968        $15,221       $15,829
                                                                   -------------------------------------

Reinsurance ceded would become a liability of the Company in the event the reinsurers are unable to meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

10. DIVIDEND RESTRICTIONS

Dividend distributions to the parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made with in the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policy holders on December 31 of the next preceding year, or the net gain from operations. In 2001, the Company declared dividends of $300,000, all of which was extraordinary.

Approval was sought and received from the Minnesota Department of Commerce for the distribution of the extraordinary dividends. The Company paid $375,000 during 2001, $75,000 of which was declared in 2000.

11. REGULATORY ACCOUNTING REQUIREMENTS

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not employ any significant permitted practices.

In 1998, the NAIC adopted codified statutory accounting practices (Codification) effective January 1, 2001. Codification changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification required adoption by the various states before it became the prescribed statutory basis of accounting for insurance companies domesticated within those states. Minnesota adopted Codification effective January 1, 2001. The cumulative effect of all changes resulting from the Codification guidance was recorded as a direct adjustment to statutory surplus on January 1, 2001. The effect of the adoption was an increase to statutory surplus of $33,501 due primarily to deferred taxes.

Insurance enterprises are required by State Insurance Departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Reconciliations of net income and shareholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

                                                         Net Income                       Shareholder's Equity
                                           --------------------------------------       -------------------------
                                             2001           2000           1999           2001            2000
                                           ----------------------------------------------------------------------
Based on statutory accounting
 practices                                 $(48,149)      $ 99,806       $ 16,765       $ 485,031       $ 508,982
Deferred policy acquisition costs            19,057         63,821         55,752         108,406         533,313
Investment valuation differences             (3,892)        (3,456)        (5,127)         49,062         (28,603)
Deferred and uncollected premiums             2,684            449         (2,700)        (12,934)        (18,222)
Policy reserves                              (2,744)       (13,383)       (21,377)         52,593        (146,255)
Commissions                                   6,722        (45,485)        75,547               5              --
Current income taxes payable                (60,568)         2,616         (8,882)          1,384         (10,117)
Deferred income taxes                        29,221          8,162         (9,474)        162,081          45,779
Realized gains on investments                 3,444         (4,958)        (4,729)             --              --
Realized gains (losses) transferred
 to the Interest Maintenance Reserve
 (IMR), net of tax                            6,011        (17,376)        (8,489)             --              --
Amortization of IMR, net of tax                 672         (5,352)        (8,363)             --              --
Write-off of investment                      (5,907)        (3,129)            --              --              --
Pension expense                               3,745         (2,145)        (1,475)         (6,256)         (9,985)
Goodwill and intangibles                     (1,535)        (1,551)        (1,643)        174,492          26,778
Property and equipment                       (1,255)            --             --           2,532           3,261
Interest maintenance reserve                     --             --             --          14,621          31,482
Asset valuation reserve                          --             --             --          55,616          76,317
Ceded reinsurance agreement                   8,998             --             --        (361,513)             --
Assumed reinsurance agreement               147,429             --             --              --              --
Other, net                                    3,426         14,591         13,868          (4,325)        (21,684)
                                           ----------------------------------------------------------------------
Based on generally accepted
 accounting principles                     $107,359       $ 92,610       $ 89,673       $ 720,795       $ 991,046
                                           ----------------------------------------------------------------------

12. TRANSACTIONS WITH AFFILIATED COMPANIES

The Company receives various services from Fortis and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to Fortis, Inc. for these services for years ended December 31, 2001, 2000 and 1999, were $9,332, $11,174 and $13,434, respectively. Information technology expenses were $10,436, $47,123 and $59,390 for years ended December 31, 2001, 2000 and 1999, respectively.

In conjunction with the marketing of its fixed and variable annuity and variable life products, the Company paid $19,313, $93,107 and $79,413 in commissions to its affiliate, Fortis Investors, Inc., for the years ended December 31, 2001, 2000 and 1999, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

13. FAIR VALUE DISCLOSURES

VALUATION METHODS AND ASSUMPTIONS

The fair values for fixed maturity securities and equity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Mortgage loans are reported at unpaid principal balance less allowances for possible losses. The fair values of mortgage loans are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amount of policy loans reported in the Balance Sheet approximates fair value. For short-term investments, the carrying amount is a reasonable estimate of fair value. The fair values for the Company's policy reserves under the investment products are determined using cash surrender value. Separate account assets and liabilities are reported at their estimated fair values in the Balance Sheet.

The fair values under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

                                                       December 31, 2001                 December 31, 2000
                                                  ---------------------------       ---------------------------
                                                   Carrying                          Carrying
                                                    Amount         Fair Value         Amount         Fair Value
                                                  -------------------------------------------------------------
ASSETS:
  Investments:
    Securities available-for-sale:
      Fixed maturities                            $2,785,442       $2,791,350       $3,236,446       $3,236,446
      Equity securities                              115,348          115,348           88,014           88,014
  Mortgage loans on real estate                      655,211          690,026          856,213          890,173
  Policy loans                                         9,935            9,935          111,594          111,594
  Short-term investments                             258,790          258,790          171,351          171,351
  Assets held in separate accounts                 4,372,559        4,372,559        5,184,083        5,184,083
LIABILITIES:
  Individual and group annuities (subject
   to discretionary withdrawal)                      286,367          276,900          637,080          621,596
  Liabilities related to separate accounts         4,372,559        4,372,559        5,159,275        5,159,275

14. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in a number of legal actions arising primarily from claims made under insurance policies. These actions have been considered in establishing policy benefit and loss reserves. Management and its legal counsel are of the opinion that the settlement of these actions will not have a material adverse effect on the Company's financial position or results of operations.

15. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Company is an indirect wholly-owned subsidiary of Fortis, which sponsors a defined benefit pension plan covering employees and certain agents who meet eligibility requirements as to age and length of service. The benefits are based on years of service and career compensation. Fortis Inc.'s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to approximately $4,114, $2,097 and $2,223 for 2001, 2000 and 1999, respectively.

The Company participates in a contributory profit sharing plan, sponsored by Fortis, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $5,216, $4,573 and $3,711 for 2001, 2000 and 1999, respectively.

In addition to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Fortis. Health care benefits, either through a Fortis sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993.

There were no net postretirement benefit costs allocated to the Company for the years ended December 31, 2001, 2000 and 1999. The Company made contributions to the postretirement benefit plans of approximately $1,049, $0 and $19 in 2001, 2000 and 1999, respectively, as claims were incurred.

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Fortis Benefits Insurance Company ("Fortis") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriter and Servicing Agreement.(1)

     (d)  Form of Variable Life Insurance Policy.(2)

     (e)  Form of Application for Variable Life Insurance Policy.(1)

     (f)  Articles of Incorporation of Fortis(3) and Bylaws of Fortis.(3)

     (g)  Form of Reinsurance Contract.(3)

     (h)  Form of Participation Agreement.(3)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Douglas R. Lowe, corporate counsel of Fortis Benefits Insurance Company.

     (l)  Opinion and Consent of Kay M. Doughty, FSA, MAAA.

     (m)  Not Applicable.

     (n)  (1) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (2) Consent of PricewaterhouseCoopers LLP, Independent Public Accountants.

          (3) Consent of Ernst & Young LLP, Independent Public Accountants.

          (4) Assurance Letter.

--------

     1 Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243 filed with the Commission on April 22, 2002.

     2 Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement File No. 33-28551 filed with the Commission on April 29, 1996.

     3 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Copy of Power of Attorney.

     (s)  Organizational Chart.(2)

Item 28.  Officers and Directors.

NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
----------------------------------------------------------------------------------------------------
Robert Brian Pollock (1)                     President, and Chief Executive Officer
Benjamin Cutler (4)                          Executive Vice President (President - Fortis Health)
Michael John Peninger (3)                    Executive Vice President (President - Group Nonmedical)
J. Kerry Clayton (1)                         Chairman of the Board, Director
Arie Aristide Fakkert (2)                    Director
A.W. Feagin (5)                              Director
Leslie Silvester (1)                         Director
Larry M. Cains (1)                           Treasurer

(1)  Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address:  Fortis, Archmideslaan 6, 3500 GA Utrecht, The Netherlands.

(3)  Address:  2323 Grand Avenue, Kansas City, MO 64108.

(4)  Address:  515 West Wells, Milwaukee, WI 53201.

(5)  Address:  10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 27, Exhibit  27(s).

Item 30:  Indemnification

--------
1 Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement File No. 33-65243 filed with the Commission on May 29, 1996.

2 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

             Fortis Benefit's By-Laws provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Minnesota law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

             There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

         First Fortis Life Insurance Company - Separate Account A
         Fortis Benefits Insurance Company - Variable Account C
         Fortis Benefits Insurance Company - Variable Account D

         (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL BUSINESS ADDRESS                 TITLE
         -----------------------------------                 -----
         Robert Kerner**                                     Director, Chief Executive Officer and President
         Richard Fergesen*                                   Chief Financial Officer, Treasurer and Financial Principal
         Walter White*                                       Director, Senior Vice President of Operations and
                                                             Operations Principal
         John Hite*                                          Vice President, Secretary and Chief Legal Officer
         Brian Murphy*                                       Vice President
         Mark Cadalbert*                                     Chief Compliance Officer
         Sarah Harding*                                      Assistant Secretary
         Lois Grady*                                         Director

-----------
         *   Address: 500 Bielenberg Drive, Woodbury, MN 55125.

         **  200 Hopmeadow Street, Simsbury CT 06089

         (c)  None.

Item 32. Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Fortis Benefits Insurance Company:                        576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                        500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

Item 33. Management Services

         Effective April 1, 2001, Fortis contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Fortis.

Item 34. Representation of Reasonableness of Fees

         Fortis hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Fortis.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 22nd day of April, 2002.

FORTIS BENEFITS INSURANCE COMPANY
VARIABLE ACCOUNT C
 (Registrant)

By: Robert B. Pollock                             *By: /s/ Marianne O'Doherty
    -------------------------------                  --------------------------
    Robert B. Pollock, President*                        Marianne O'Doherty
                                                         Attorney-In-Fact

FORTIS BENEFITS LIFE INSURANCE COMPANY
(Depositor)

By: Robert B. Pollock
    ------------------------------
    Robert B. Pollock, President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

J. Kerry Clayton
    Chairman of the Board*

Arie Aristide Fakkert
    Director*

Alan W. Feagin
    Director*

Robert Brian Pollock                            *By: /s/ Marianne O'Doherty
    President and Director                           -----------------------
    Chief Executive Officer*                             Marianne O'Doherty
                                                         Attorney-in-Fact
Michael John Peninger
    Director*                                   Date:  April 22, 2002

Larry M. Cains
    Treasurer, Principal Accounting
    Officer, and Principal Financial Officer*

Leslie Silvester
    Director*

33-28551

                                  EXHIBIT INDEX

27(k) Opinion and Consent of Douglas R. Lowe, corporate counsel of Fortis Benefits Insurance Company.

27(l)     Opinion and Consent of Kay M. Doughty, FSA, MAAA.

27(n)(1)  Consent of Arthur Andersen LLP, Independent Public Accountants.

27(n)(2)  Consent of PricewaterhouseCoopers LLP, Independent Public Accountants.

27(n)(3)  Consent of Ernst & Young LLP, Independent Public Accountants.

27(n)(4)  Assurance Letter.

27(r)     Copy of Power of Attorney.